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UpClose

                          Horace Mann Mutual Funds
                                Semi-annual Report
                                     June 30, 2000

    Remember to
    diversify

                       Life's
                       lesson plan
                       begins
                       now

[GRAPHIC]


                       Allocation is
                       key to
                       investment
                       success



                       --------------------
                                HORACE MANN
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A new outlook on retirement

Contents

[GRAPHIC]

In this issue, we focus on Horace Mann's new investment options. We'll also look at how several of our options can help you diversify your portfolio.

FEATURES

Remember to diversify ........................................................3

Allocation is key to investment success ......................................5

Horace Mann to introduce many
   new investment choices ....................................................6

Fund investment style descriptions ...........................................8

Life's lesson plan begins now ...............................................10

How the funds measure up ....................................................11

Take a closer look at your funds ............................................13


DEPARTMENTS

Investment adviser letter ...................................................14

Financial statements ........................................................17


EDITOR'S NOTE: Nothing in these articles should be construed as a promise or guarantee of future performance. Investment decisions are very personal and should take into account many individual factors. More complete information on the funds can be found in the current prospectuses.

This report must be preceded or accompanied by a current prospectus.

Horace Mann Mutual Funds
--------------------------------------------------------------------------------
                                                      P.O. Box 4657
Fellow Shareholders:                                  Springfield, IL 62708-4657
                                                      217-789-2500

Thank you for your continued investment in the Horace Mann Mutual Funds. As you seek to achieve excellence in educating our nation's children, Horace Mann's agents and employees work tirelessly to provide you with the highest quality investment retirement products and services available in the marketplace. We remain committed to providing you with retirement solutions to help achieve your long-term objectives, and we look forward to working closely with you in the new millennium.

Market Review

Turbulence has ruled the markets thus far in 2000 as the stock market continued to advance in the first quarter only to severely reverse course in April and May. Internet stocks, garnering keen interest from institutional and individual investors alike, provided the highest highs and lowest lows during the period. At one point, Internet market averages suffered losses of over 40% while some individual Internet companies were down significantly more. Some estimates suggested the correction in Internet stocks represented a loss of shareholder value equivalent to the losses of the 1987 market crash. Investors clearly became reacquainted with risk this quarter.

International equity investors experienced a similar reversal of fortune as global economic growth began to slow in response to central bank activity. In the U.S., the Federal Reserve intervened several times to cool the U.S. economy by raising short-term interest rates. Low-risk U.S. treasury bonds performed extremely well as the government sought to repurchase securities to reduce the national debt.

While there was some evidence of a reversal in style-related results between March and May, the markets generally continued to reward growth stocks more than value stocks thus far in 2000, leading the Equity Fund and the Socially Responsible Fund to trail the S&P 500 Index during the period. The Small-Cap Growth Fund continued to provide compelling relative and absolute results in 2000, while the International Fund gave up a little ground versus its index in a tough market after a spectacular 1999. The Income Fund and Short-Term Fund continued to provide positive results in excess of inflation.

Perspective

We are excited to announce Horace Mann has initiated relationships with many well-respected investment management companies which will lead to new investment options for you. Our partnerships with Alliance Capital, Fidelity Investments, Putnam Investments, T. Rowe Price Associates and many other highly qualified fund companies will provide you with further flexibility in investing your retirement assets. Your Horace Mann agent has the necessary tools to work with you to determine the strategies and funds that are appropriate for achieving your retirement goals. [_]

Inspired by the energy and commitment of America's educators, Horace Mann is focused on providing our customers with the investment opportunities, expertise and support necessary to ensure long-term retirement security. We believe we're on the right track and sincerely appreciate your continued confidence in the Horace Mann Mutual Funds.

/s/ George Zock
Sincerely,
George Zock
Chairman & President

Remember to diversify

International Equity and Small Cap Growth funds can provide diverse investment opportunities

At the beginning of each school year, educators develop new lesson plans to help guide students to academic achievement. Likewise, this may be the right time of year to review your retirement savings and establish a plan to achieve your long-term retirement goals.

[GRAPHIC]

"By diversifying your investments, you can gain access to more opportunities for capital growth while moderating the magnitude of the ups and downs of investing."


According to Wilshire Associates' Vice President Tom Goodrum, with the ups and downs of the markets in recent years, your portfolio may have diverged from a mix that's best for your long-term success. Your retirement savings may be concentrated in one fund, or they may not give enough emphasis to opportunities in certain areas of the market.

"By diversifying your investment options, you can gain access to more opportunities for capital growth while moderating the magnitude of the ups and downs of investing. As you wouldn't want to put all your eggs in one basket, investing in only one area of the markets can limit the likelihood of your long-term success," Goodrum says.

                                                                               3
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Goodrum suggests two funds that may be used for diversifying your portfolio are the Horace Mann International Fund and the Horace Mann Small-Cap Growth Fund. "These stellar performers are managed by seasoned investment professionals and are positioned for the long term. Of course, past performance is no guarantee of future returns, and you may lose money by investing in these funds. Nevertheless, they are poised to provide you with the results you want and expect from investment in international and small-cap stocks," he states.

Horace Mann International Fund

Managed by Scudder Kemper Investments, the Horace Mann International Fund has outperformed its benchmark handily over the last 18 months and since the inception of the fund. Portfolio manager Irene Cheng, with lengthy experience in managing international portfolios, seeks the best companies available for investment outside the United States.

The fund's portfolio performance has benefited recently from Scudder's emphasis on Japanese stocks while that market skyrocketed in 1999. Now the focus is on continental Europe. Scudder's research into technology, media and telecommunications stocks has added value in recent periods, and the firm believes these areas of foreign markets will continue to provide solid results for investors.

[GRAPHIC]

Horace Mann Small-Cap Growth Fund

Posting the highest returns among all the Horace Mann Funds, the Small-Cap Growth Fund is managed by Bill Wykle at BlackRock Financial Management. Wykle, a veteran in the investment industry, has generated a great deal of value since the inception of the fund and appears poised to continue. BlackRock looks for fast-growing companies with high probabilities of sustainable expansion.

The fund has appreciated because of its technology and health care holdings. Early in the year 2000, the fund capitalized on the frenzy for biotech stocks. Although the fund was not immune to the recent fall in technology stocks, Wykle believes opportunities for investing in small cap stocks for the long term are terrific, and he looks forward to posting solid results.

As autumn approaches, it's time to get back on plan with your investments. Contact your Horace Mann agent to discuss your portfolio's mix of funds and opportunities to diversify your investments. Over the long term, a solid, diversified investment plan can help you achieve your long-term financial goals. [_]

4
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Allocation is key to investment success

According to Horace Mann Mutual Funds adviser Wilshire Associates, 90 percent of investment return can be attributed to your asset allocation decisions. Diversifying your allocations to different types of investments can be even more important than the specific investment options you choose. Because allocation is so important to long-term performance, it's important for you to carefully evaluate the type of investment choices you make.

[GRAPHIC]

As Horace Mann introduced new investment options for its combination fixed and variable annuities, we saw the need to provide our customers with information they can use to make informed choices. That's why we developed asset allocation software. Each Horace Mann agent will have this software available to assist you as you determine the best allocation plan for your retirement program. If clients have questions about an investment option, the software can provide information for that option. The software will also help you determine your tolerance for risk and which options are suitable for your personal investment style. Of course, the final choice is up to you.

Agents will have the software by Sept. 1. If you're considering reallocating your premium or cash value to some of the additional investment options, you should make an appointment with your agent now. [_]

[GRAPHIC]

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Horace Mann to introduce many new investment choices

[GRAPHIC]

Soon your annuity investment choices will almost triple! In early
September, clients participating in the Annuity Alternatives tax-deferred combination fixed and variable annuity from Horace Mann will have over 30 investment options to select from.

You'll be able to select from some well-known investment options managed by some of the most prestigious mutual fund companies in the world. And you'll find choices in a wide range of investment styles, from large, mid, and small cap growth and value funds to bond and international equity funds.

Horace Mann's investment options now give you even more choices and flexibility. Your agent can help you determine an investment style that fits your needs and which options fit that style. Then you can decide which options are right for you.

Variable account investment portfolio

Here are the investment choices available in your Horace Mann tax-deferred annuity (TDA). Please note -- some of these choices will not be available for non-qualified annuity contracts or annuities contracts issued prior to 1984 (please contact your agent if you're unsure which contract you have):



Large Company Stock Funds
Large Blend

J. P. Morgan U.S. Disciplined Equity Portfolio
Fidelity VIP Growth & Income Portfolio
Wilshire 5000 Index Portfolio
Fidelity VIP Index 500 Portfolio

Large Growth

Fidelity VIP Growth Portfolio
Alliance Premier Growth Portfolio
Wilshire Large Company Growth Portfolio

Large Value

Horace Mann Equity Fund
Horace Mann Socially Responsible Fund
Davis Value Portfolio
Wilshire Large Company Value Portfolio

Mid-Size Company Stock Funds
Mid Blend

Fidelity VIP Mid Cap Portfolio
Rainier Small/Mid Cap Equity Portfolio

Mid Growth

Putnam VT Vista Fund
Strong Mid-Cap Growth Fund II

Mid Value

Strong Opportunity Fund II

Small Company Stock Funds
Small Blend

T. Rowe Price Small Cap Stock Fund -- Advisor Class
Neuberger Berman Genesis Assets

Small Growth

Horace Mann Small Cap Growth Fund
Warburg Pincus Small Company Growth Portfolio
Wilshire Small Company Growth Portfolio

Small Value

T. Rowe Price Small-Cap Value Fund -- Advisor Class
Wilshire Small Company Value Portfolio

International Stock Funds

Horace Mann International Equity Fund
Fidelity VIP Overseas Portfolio

Balanced Fund

Horace Mann Balanced Fund

Bond Funds

Horace Mann Income Fund
Horace Mann Short-Term Investment Fund
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio [_]

Horace Mann's investment options now give you even more choices and flexibility.

[GRAPHIC]
[GRAPHIC]

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[GRAPHIC]

Fund investment style descriptions

The investment options which make up our variable account portfolio fall within 12 different investment style descriptions, plus our fixed account.

Large Company Stock Funds
Large companies generally have a market value in excess of $5 billion. Investing only in large U.S. company stocks may be more volatile than investing in a broad range of fund styles.

Large Blend
These funds invest in a variety of large U.S. companies. These funds have a broadly diversified portfolio that does not emphasize a specific investment style.

Large Growth
These funds invest in stocks of large U.S. companies that have above-average earnings and sales growth histories. When growth stocks are viewed favorably in the market, they typically have a higher price-to-earnings ratio than average stocks.

Large Value
These funds invest in stocks of large U.S. companies that are selling at a relatively low price compared to the economic value of the company, and they often provide an above-average dividend yield. When these stocks are viewed favorably in the market, they may increase in value as market prices approach the companies' economic value.

Mid-Size Company Stock Funds
Mid-sized companies generally have a market value between $1 and $5 billion. Mid-size company stocks may rise faster than large company stock, but they may also decline more quickly in an unfavorable business or market climate.

Mid Blend
These funds invest in a variety of stocks of mid-sized U.S. companies. These funds have a broadly diversified portfolio that does not emphasize a specific investment style.

Mid Growth
These funds invest in stocks of mid-sized U.S. companies that have above-average earnings and sales growth. When these stocks are viewed favorably in the market, they typically have a higher price-to-earnings ratio than average stocks.

Mid Value
These funds invest in stocks of mid-size U.S. companies that are selling at a relatively low price compared to the economic value of the company and typically have an above-average dividend yield. When these stocks are viewed favorably in the market, they may increase in value as market prices approach the companies' economic value.

Small Company Stock Funds
These small companies generally have a market value less than $1 billion. Small company stock prices may rise faster than large and mid-size company stocks, but can also decline more quickly in an unfavorable business or market climate.

Small Blend
These funds invest in a variety of stocks of relatively small U.S. companies. These funds have a broadly diversified portfolio that does not emphasize a specific investment style.

Small Growth
These funds invest in stocks of relatively small U.S. companies that have above-average growth and sales. When growth stocks are viewed favorably in the market, they typically have a higher price-to-earnings ratio than average stocks.

Small Value
These funds invest in stocks of small U.S. companies that are selling at a relatively low price compared to the economic value of the company, and they often provide above-average dividend yield. When these stocks are viewed favorably in the market, they may increase in value as market prices approach the companies' economic value.

International Stock Funds
These funds invest in actively managed portfolios of large, well-managed, non-U.S. companies. International investing may serve to reduce risk through diversification when combined in a portfolio with domestic stocks and bonds. Investing only in foreign stocks may involve a greater degree of risk than investing in U.S. stocks due to the possibility of fluctuations in currency value, more volatile markets, less security regulation and possible political instability.

Balanced Fund
Assets of the Balanced Fund are invested in shares of the Horace Mann Equity Fund and the Horace Mann Income Fund. The investment split is normally an approximate 60 percent in the Horace Mann Equity Fund and 40 percent in the Horace Mann Income Fund. This indirectly provides investments in a mix of common stocks, bonds and money market securities.

Bond Funds
These funds invest in actively managed portfolios of interest-bearing investments. A variety of funds are available in this asset class, ranging from a low to moderate risk diversified portfolio of government, corporate and mortgage bonds to a more aggressive and volatile high-yield/high-risk portfolio. A conservative short-term fund investing in money market securities is also available. Consider the different investment styles and risks for each fund.

Fixed Account
Deposits are invested in the general account of Horace Mann Life Insurance Company and are guaranteed not to decline in value. The guarantees stated in the policy contract are provided by Horace Mann Life Insurance Company and are not dependent on the performance of the variable investment options. Horace Mann typically credits a higher interest rate if investment results exceed the guaranteed rate. Longer-term investments typically earn a premium interest rate relative to investments of shorter length. For example, the 10-year fixed investment option typically earns a higher interest rate than the five-year fixed investment option. [_]

[GRAPHIC]

Life's lesson plan
                  begins now

[GRAPHIC]

School's in and classes begin. And one lesson plan to complete soon is to plan ahead and consider retirement. It's never too late to prepare for retirement and it's never too early to begin saving for your golden years.

And just as some of your lesson plans might have to be changed or reevaluated from time-to-time, so might your retirement plan. For instance, you may receive a raise, an inheritance or a reduction in expenses (such as paying off a car loan or children's college tuition). Those are excellent opportunities to increase your TDA contributions.

Your future is now. Call your Horace Mann agent today to discuss your retirement plan. [_]

FUND PERFORMANCE

How the funds measure up

For Annuity Alternatives Contract Owners

Average annual total returns for the six months ended June 30, 2000 for the Annuity Alternatives contracts are shown in the following table. For contributions which remained invested in an Annuity Alternatives contract, returns are shown first. For contracts which were surrendered, returns are shown second. Redemption has no affect on the variable account rates of return after the initial five-year contract period.

Returns if money remained invested, based on a $1,000 investment.
Variable Account                      1 Year          5 Years        10 Years      Since inception
Equity Fund                           -16.34           10.11           10.61            10.38 1
Balanced Fund                          -9.27            8.68            9.18             8.95 1
Income Fund                             0.86            3.98            5.49             5.35 1
Short-Term Investment Fund              3.91            3.67            3.38             3.58 1
Small Cap Growth Fund                  68.12           --              --               27.00 2
International Equity Fund              29.60           --              --               16.71 2
Socially Responsible Fund              -5.90           --              --               10.35 2
Returns if money was withdrawn early, based on a $1,000 investment.
Variable Account                      1 Year          5 Years        10 Years      Since inception
Equity Fund                           -23.04           10.11           10.61            10.38 1
Balanced Fund                         -16.53            8.68            9.18             8.95 1
Income Fund                            -7.20            3.98            5.49             5.35 1
Short-Term Investment Fund             -4.40            3.67            3.38             3.58 1
Small Cap Growth Fund                  59.62           --              --               25.52 2
International Equity Fund              21.10           --              --               15.29 2
Socially Responsible Fund             -13.43           --              --                9.00 2

The average annual total rates of return assume contributions were made on the first business day of the period indicated.

Total return measures the past performance of each fund subaccount and does not represent the actual experience of investments made by a particular contract owner. The total return and principal value of an account will fluctuate. The value of an account may be worth more or less than its original cost, when redeemed, depending upon market fluctuations. Past performance does not guarantee future results of the subaccounts.

The average annual rates of return of each variable subaccount of the Annuity Alternatives contracts were adjusted for a 1.35% mortality and expense fee until March 1, 1999, when the fee was reduced to 1.25%. Annuity contracts issued prior to January 1984 have mortality and expense charges or sales fees that differ from those of the Annuity Alternatives contracts. Such other charges and fees do not exceed those reflected in the table above.

Annuity Alternatives contracts require a $25 annual maintenance charge on the contract anniversary when the contract value is less than $10,000. This charge, which is not reflected in the returns above, after the first contract year would reduce the total rates of return by 2.5 percent on a $1,000 investment or .5 percent on a $5,000 investment.

During the first five contract years, redemption charges range from 2 to 8% for the flexible premium contracts and 1 to 5% for single premium contracts. The average annual total returns with redemption are calculated using flexible premium redemption charges. Distributions from an annuity may be subject to federal taxes and a 10% IRS penalty if withdrawn before age 59 1/2.

Wilshire Associates, Inc. has been the investment adviser for the Horace Mann Mutual Funds since March 1, 1999. The Equity Fund employs a multi-manager strategy using three subadvisers -- Sanford C. Bernstein & Co., Inc., Mellon Equity Associates, and Wellington Management Co., LLP. Effective March 15, 2000, Sanford C. Bernstein & Co. replaced Brinson Partners as one of the subadvisers for the Equity Fund. On January 19, 2000, Balanced Fund began operating under a "fund of funds" structure, investing in the Equity Fund and Income Fund. Effective January 26, 2000, Income Fund employs a multi-manager strategy using two subadvisers -- Wellington Management Co., LLP and Western Asset Management Company.

Returns of the Horace Mann Mutual Funds in the above table are shown net of fund expenses. During the first six months of 2000, the funds received credits on overnight cash balances resulting in a reduction of custody expenses. Commission credits were used to pay certain expenses for the Equity and Balanced funds from 1994 through June 30, 2000. During the first six months of 2000, certain expenses were assumed/waived for all funds. In addition, certain Balanced and Income funds' expenses were assumed/waived through 1987 and 1996, respectively. Certain Short-Term Investment Fund expenses have been assumed/waived since 1983. Certain expenses for the Small Cap Growth, International Equity, and Socially Responsible funds have been assumed/waived since their inception, March 10, 1997. Assumed expenses and the use of credits resulted in higher actual returns and for some funds exceeded 1% depending on the expenses assumed. There is no guarantee that certain expenses will be assumed/waived or the use of credits will continue in the future.

1 Since inception for the Equity, Balanced, Income, and Short-Term Investment funds refers to Nov. 1, 1989, the date Wellington Management Company, LLP became their investment adviser. Effective May 1, 1997, Wellington Management Company, LLP became the funds' subadviser.

2 Since inception for the Small Cap Growth, International Equity and Socially Responsible funds refers to their beginning date, March 10, 1997. The investment subadvisers are BlackRock Financial Management, Inc. for the Small Cap Growth Fund and, Scudder Kemper Investments, Inc. for the International Equity and Socially Responsible funds.

For Equity Fund Public Shareholders and Participants in the Horace Mann Employee 401(k) Plan

Total average annualized returns for the six months ended June 30, 2000, for the Horace Mann Mutual Funds and their comparable benchmark indices are shown in the following table:


                                   1 Year   5 Years   10 Years   Since inception
                                   ------   -------   --------   ---------------

Equity Fund                        -15.20     11.49     12.02         11.78 1
S&P 500 Stock Index                  7.54     23.87     17.83         17.44

Balanced Fund                       -8.07     10.05     10.58         10.34 1
Stock/Bond Composite 4               6.68     16.79     13.80         13.50

Income Fund                          2.14      5.31      6.85          6.71 1
Lehman Intermediate/Aggregate 5      4.56      6.28      7.53          7.66

Short-Term Investment Fund           5.20      5.01      4.72          4.93 1
90-day Treasury Bills                5.18      5.33      5.17          5.36

Small Cap Growth Fund               68.52      -         -            28.08 2
Russell 2000 Growth                 28.39      -         -            17.23

International Equity Fund           30.66      -         -            18.00 3
MSCI EAFE                           17.18      -         -            13.30 6

Socially Responsible Fund           -4.68      -         -            11.74 3
S&P 500 Stock Index                  7.54      -         -            21.45


Returns of the Horace Mann Mutual Funds in the above table are shown net of fund expenses. During the first six months of 2000, the funds received credits on overnight cash balances resulting in a reduction of custody expense. Commission credits were used to pay certain expenses for the Equity and Balanced funds from 1994 through June 30, 2000. During the first six months of 2000, certain expenses were assumed/waived for all funds. In addition, certain Balanced and Income funds' expenses were assumed/waived through 1987 and 1996, respectively. Certain Short-Term Investment Fund expenses have been assumed/waived since 1983. Certain expenses for the Small Cap Growth, Internationally Equity, and Socially Responsible funds have been assumed/waived since their inception March 10, 1997. Assumed expenses and the use of credits resulted in higher actual returns and for some funds exceeded 1% depending on the expenses assumed. There is no guarantee that certain expenses will be assumed/waived or the use of credits will continue in the future.

Wilshire Associates, Inc. has been the investment adviser for the Horace Mann Mutual Funds since March 1, 1999. The Equity Fund employs a multi-manager strategy using three subadvisers -- Sanford C. Bernstein & Co., Inc., Mellon Equity Associates, and Wellington Management Co., LLP. Effective March 15, 2000, Sanford C. Bernstein & Co. replaced Brinson Partners as one of the subadvisers for the Equity Fund. On January 19, 2000, Balanced Fund began operating under a "fund of funds" structure, investing in the Equity Fund and Income Fund. Effective January 26, 2000, Income Fund began employing a multi-manager strategy using two subadvisers -- Wellington Management Co., LLP and Western Asset Management Company.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate and when redeemed, may be worth more or less than its original cost.

The indices listed are unmanaged industry benchmarks, not funds, and as such they have no expenses.

1 Since inception for the Equity, Balanced, Income, and Short-Term Investment funds refers to Nov. 1, 1989, the date Wellington Management Company, LLP became their investment adviser. Effective May 1, 1997, Wellington became the subadviser for these funds.

2 Since inception for the Small Cap Growth Fund refers to its beginning date, March 10, 1997. BlackRock Financial Management, Inc. is this fund's investment subadviser.

3 Since inception for the International Equity and Socially Responsible funds refers to their beginning date, March 10, 1997. Scudder Kemper Investments, Inc. is the investment subadviser for these funds.

4 60% S&P 500, 40% Lehman Brothers Intermediate Government/Corporate Bond Index through April 30, 1997, Lehman Brothers Aggregate thereafter.

5 Lehman Brothers Intermediate Government/Corporate Bond Index through April 30, 1997, Lehman Brothers Aggregate Bond Index thereafter.

6 The index reflects performance from February 28, 1997 through June 30,
2000.

Take a closer look at how your funds performed

[GRAPHIC]

The following pages give you an overview of how your funds performed.

By having a Horace Mann annuity, you've already taken the first step toward your investment goals. If you've wondered what you're invested in, the following pages detail the investments of each fund.

If you have questions about your retirement plan or other investment options, you should talk to your Horace Mann agent. He or she can help you determine if you're saving enough to meet your goals.

Customer service

If your agent is unavailable, contact Horace Mann's customer service area at 1-800-999-1030. Or visit our website at www.horacemann.com for more information about our funds and fund prices and insurance products. We also offer special information just for educators.

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[LOGO OF WILSHIRE]      WILSHIRE ASSOCIATES
                        1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085 TEL 310.451.3051 FAX 310.458.0520 www.wilshire.com

Dear Shareholders:

As Funds Adviser, Wilshire Associates wishes to extend its appreciation for your continued confidence and investment in the Horace Mann Funds. The new millennium presents us with great opportunities to provide you with investment products structured in a manner consistent with your long-term retirement goals. Every day, we diligently apply our investment process to ensure you gain access to the finest investment talent and portfolios available in the marketplace. We look forward to continuing our work in that regard.

Market environment

The year 2000 has presented some of the most challenging markets for long-term investors in years. The markets have seen extreme levels of volatility leading to wide disparities of investor experience during the period. While U.S. stocks are generally down a fraction in 2000, substantial positive results for certain stocks early in the year were completely wiped out during the correction which occurred between March and May.

Small company stocks benefited in the first half of the year, outpacing their large company counterparts. Growth stocks have paced the advance year-to-date; however, some signs of a recovery in value stocks became evident mid-way through the period as the growth-oriented technology stocks lost altitude. This is particularly evident in the energy sector which is the best performing sector thus far in 2000.

The bond market enjoyed positive returns as low-risk Treasury bonds led the market. Corporate and mortgage-related securities trailed the bond market as a whole, although they did provide moderate positive results. High-yield bonds lost ground. Two key developments for the bond market early in 2000 included: a tightening trend in the Fed's administration of monetary policy; and, a government-sponsored buyback of long-dated Treasury bonds to reduce the national debt. These actions have led to an inverted yield curve in which interest rates are higher for those who lend for shorter periods than those who lend for longer ones. Market observers note such a phenomenon may foreshadow an economic slowdown or recession.

International investors sustained a negative period so far this year as the overseas markets generally retreated in early 2000. Laggards included the markets in United Kingdom and the emerging markets, while the French markets turned in a respectable positive performance thus far. Japan's markets generally declined as well.

Funds results

In the following paragraphs, we seek to provide you with insight into activity and results for the various funds in the Horace Mann family for 2000 thus far.

Domestic equities

In an effort to improve the performance and risk characteristics of the Horace Mann Equity Fund, Wilshire orchestrated a number of changes to the structure of the fund this year. First half underperformance versus relevant indices was attributable to value strategies generally being out of favor coupled with specific company disappointments, particularly in the technology sector.

To address this, Wilshire elected to replace Brinson Partners with Sanford C. Bernstein & Co. and re-tooled the allocations within the fund to renew the appropriate balance of risk and expected reward. This was accomplished by adjusting the fund's structural weighting to the following: 40% Sanford Bernstein, 30% Mellon Equity Associates, LLP, and 30% Wellington Management Co. Wilshire believes this new structural lineup is well positioned to provide positive long-term investment results for investors in the Equity Fund.

While encountering a similar headwind as value strategies tended to underperform the broad market in early 2000, the Socially Responsible Fund posted results just modestly below the S&P 500 Index. Scudder's favorable decisions in consumer staples and technology stocks allowed the fund to keep reasonable pace, while healthcare stocks provided some resistance during the period.

Continuing its strong recent performance, Small-Cap Growth Fund sub-adviser BlackRock posted solid results in the first half of 2000. The fund substantially outpaced its benchmark, the Russell 2000 Growth Index, and the long-term performance of the fund has likewise been extremely positive. Fund investors benefited from BlackRock's excellent selection of healthcare stocks.

The Balanced Fund, now comprised of shares of the Horace Mann Equity and Income Funds, performed in a manner consistent with the proportionate contribution of those two funds.

International equities

The International Equity Fund underperformed its index in a difficult environment for international investors. The decline in international stocks comes on the heels of a tremendously positive 1999 in which the fund substantially outperformed the benchmark. Overall, a sell-off in the fund's Japanese positions led to underperformance versus the benchmark, although good results in German stock holdings constrained the difference in returns.

Domestic fixed income

Change was underway for the Income Fund as Western Asset Management was selected to further diversify the fund's holdings. In concert with Wellington Management Co., the incumbent investment manager, the fund seeks to provide returns in excess of the Lehman Brothers Aggregate Index, which is a broad measure of bond market performance. The fund's allocation to high-yield bonds, a sector which encountered broad difficulty during the period, led to moderate underperformance versus the benchmark. The Short-Term Investment Fund provided returns consistent with expectations and in excess of inflation.

Conclusion

As we enter the latter part of the year 2000, Wilshire is energized by the opportunity to serve you with products appropriately structured to achieve your long-term goals of a comfortable retirement. Again, we appreciate your continued confidence and look forward to working with you to achieve your long-term financial objectives.

Sincerely,

/s/ Michael P. O'Keeffe                        /s/ Thomas M. Goodrum Jr.

Michael P. O'Keeffe, CFA                       Thomas M. Goodrum Jr., CFA
Managing Director                              Vice President

Semi-Annual Report
June 30, 2000

Horace Mann Mutual Funds
Equity Fund
Balanced Fund
Income Fund
Short-Term Investment Fund
Small Cap Growth Fund
International Equity Fund
Socially Responsible Fund


Board of Trustees
A. Thomas Arisman
A.L. Gallop
Richard A. Holt
Richard D. Lang
Harriet A. Russell
George J. Zock

Officers of the Funds
George J. Zock                           William Kelly
President and Chairman                   Treasurer and Regulatory
                                         Compliance Officer
A. Thomas Arisman
Vice President                           Linda L. Sacco
                                         Assistant Secretary
Ann Caparros
Secretary and                            Diane M. Barnett
Ethics Compliance Officer                Tax Compliance Officer

---------------------------------------  ---------------------------------------

Administrator                            Investment Subadvisers
Horace Mann Investors, Inc.              BlackRock Financial Management, Inc.
#1 Horace Mann Plaza                     345 Park Avenue
Springfield, IL 62715                    New York, NY 10154-0010

Investment Adviser                       Mellon Equity Associates, LLP
Wilshire Associates Incorporated         500 Grant Street, Suite 4200
1299 Ocean Avenue                        Pittsburgh, PA 15258
Santa Monica, CA 90401-1085
                                         Sanford C. Bernstein & Co., Inc.
Custodian                                767 Fifth Avenue
State Street Bank and Trust Company      New York, NY 10153
801 Pennsylvania Avenue
Kansas City, MO 64105                    Scudder Kemper Investments, Inc.
                                         345 Park Avenue
Independent Auditors                     New York, NY 10154-0010
KPMG LLP
303 East Wacker Drive                    Wellington Management Company, LLP
Chicago, IL 60601                        75 State Street
                                         Boston, MA 02109

                                         Western Asset Management Company
                                         117 E. Colorado Blvd., Suite 600
                                         Pasadena, CA 91105

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Financial Highlights

June 30, 2000

PER SHARE DATA


                                                                                             Less Distribution From:
                         Net Asset                                       Total Income
                           Value           Net         Net Realized      (Loss) From         Net            Net
Period                   Beginning     Investment     and Unrealized     Investments      Investment     Realized         Total
Ended                    of Period      Income/1/     Gain (Loss)/1/    Operations/1/       Income         Gains      Distributions

Equity FUND/6/
------------------------------------------------------------------------------------------------------------------------------------

6/30/2000                 $21.92          $0.10           $(1.67)          $(1.57)           $  --         $  --          $  --
1999                       24.34           0.26            (0.91)           (0.65)            0.25          1.52           1.77
1998                       25.66           0.41             1.51             1.92             0.41          2.83           3.24
1997                       23.76           0.40             5.09             5.49             0.39          3.20           3.59
1996                       21.66           0.43             5.08             5.51             0.40          3.01           3.41
1995                       17.64           0.52             5.41             5.93             0.49          1.42           1.91


BALANCED FUND/6/
------------------------------------------------------------------------------------------------------------------------------------

6/30/2000                 $17.27          $0.03           $(0.59)          $(0.56)           $  --         $  --          $  --
1999                       18.90           0.62            (0.84)           (0.22)            0.63          0.78           1.41
1998                       19.82           0.73             0.77             1.50             0.74          1.68           2.42
1997                       18.94           0.65             2.92             3.57             0.62          2.07           2.69
1996                       18.00           0.60             2.70             3.30             0.57          1.79           2.36
1995                       15.26           0.67             3.46             4.13             0.61          0.78           1.39


INCOME FUND/5/
------------------------------------------------------------------------------------------------------------------------------------

6/30/2000                 $12.24          $0.38           $(0.13)          $ 0.25            $  --         $  --          $  --
1999                       13.24           0.76            (0.97)           (0.21)            0.79            --           0.79
1998                       13.00           0.78             0.27             1.05             0.69          0.12           0.81
1997                       12.69           0.81             0.39             1.20             0.85          0.04           0.89
1996                       13.03           0.76            (0.31)            0.45             0.79            --           0.79
1995                       12.02           0.80             0.99             1.79             0.78            --           0.78





/1/ The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations.

/2/ The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

/3/ If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

                 RATIO/SUPPLEMENTAL DATA
                                                                                                  Ratio to Average Net
                                                                                                 Assets Before Waived &
                                                                                                   Reimbursed Expenses
                                                Ratio of       Ratio of
 Net Asset                     Net Assets       Expenses      Net Income      Portfolio                       Ratio of
 Value End       Total        End of Period    to Average     to Average      Turnover        Ratio of     Net Investment
 of Period     Return/2,3/    (in thousands)  Net Assets/4/  Net Assets/4/     Rate          Expenses         Income

------------------------------------------------------------------------------------------------------------------------------------

  $20.35        (7.16)%         $734,219         0.42%          0.52%          86.41%           0.49%           0.45%
   21.92        (2.54)           625,133         0.73           1.09          205.70            0.79            1.04
   24.34         7.64            670,731         0.51           1.57           59.63              --              --
   25.66        23.45            598,502         0.53           1.50           54.56              --              --
   23.76        25.28            430,556         0.59           1.79           67.63              --              --
   21.66        33.67            297,100         0.63           2.50           64.59              --              --


------------------------------------------------------------------------------------------------------------------------------------

  $16.71        (3.24)%         $345,263         0.04%          0.19%         111.48%           0.18%           0.05%
   17.27        (1.11)           402,539         0.75           3.30          155.53            0.77            3.28
   18.90         7.68            427,920         0.50           3.60           63.69              --              --
   19.82        19.04            387,110         0.51           3.12           77.54              --              --
   18.94        18.27            300,551         0.56           3.12           72.10              --              --
   18.00        27.12            228,193         0.59           3.79           64.80              --              --


------------------------------------------------------------------------------------------------------------------------------------

  $12.49         2.04%          $152,140         0.45%          3.54%         218.07%           3.53%           0.46%
   12.24        (1.57)            13,175         0.99           5.83           33.09            1.03            5.79
   13.24         8.09             13,959         0.88           5.85           46.60              --              --
   13.00         9.42              9,658         0.92           6.09           96.80              --              --
   12.69         3.50             10,848         0.70           5.88          112.60            0.91            5.67
   13.03        14.93             10,532         0.62           6.16           74.53            0.88            5.89




/4/ Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect commission credits and earnings credits on cash balances.

/5/ Certain expenses for the Income Fund were assumed or waived by Horace Mann
    Investors, Inc. through December 31, 1996 and June 30, 2000.

/6/ Certain expenses for the Equity and Balanced funds were assumed or waived by Horace Mann Investors, Inc. through June 30, 2000.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Financial Highlights (concluded)

June 30, 2000
PER SHARE DATA


                                                                                               Less Distribution From:


                            Net Asset                                       Total Income
                              Value             Net        Net Realized      (Loss) From         Net           Net
Period                      Beginning       Investment     and Unrealized    Investments      Investment     Realized      Total
Ended                       of Period    Income (Loss)/1/  Gain (Loss)/1/    Operations/1/      Income        Gains    Distributions


SHORT-TERM FUND/4/
------------------------------------------------------------------------------------------------------------------------------------

6/30/2000                     $  9.89           $ 0.26           $  --           $ 0.26         $  --         $  --         $  --
1999                             9.98             0.47            0.01             0.48           0.56         0.01          0.57
1998                             9.99             0.49            0.01             0.50           0.51           --          0.51
1997                            10.03             0.51              --             0.51           0.55           --          0.55
1996                            10.00             0.50           (0.01)            0.49           0.46           --          0.46
1995                            10.08             0.53              --             0.53           0.61           --          0.61


SMALL CAP
GROWTH FUND/5/
------------------------------------------------------------------------------------------------------------------------------------

6/30/2000                      $19.76           $(0.06)         $ 1.53           $ 1.47          $  --         $  --         $  --
1999                            12.38            (0.15)           8.96             8.81             --          1.43          1.43
1998                            11.70            (0.07)           0.75             0.68             --            --            --
1997                            10.00            (0.02)           1.72             1.70             --            --            --


INTERNATIONAL
EQUITY FUND/5/
------------------------------------------------------------------------------------------------------------------------------------

6/30/2000                     $ 17.52           $ 0.07          $(1.32)          $(1.25)        $  --         $  --         $  --
1999                            12.13             0.08            6.18             6.26           0.03         0.84          0.87
1998                            10.27             0.11            1.84             1.95           0.09           --          0.09
1997                            10.00             0.08            0.27             0.35           0.08           --          0.08


SOCIALLY
RESPONSIBLE FUND/5/
------------------------------------------------------------------------------------------------------------------------------------

6/30/2000                      $13.81           $ 0.06          $(0.22)          $(0.16)        $  --         $  --         $  --
1999                            12.99             0.17            0.91             1.08          0.14          0.12          0.26
1998                            12.10             0.27            0.91             1.18          0.17          0.12          0.29
1997                            10.00             0.10            2.20             2.30          0.10          0.10          0.20



/1/ The "Net Investment Income (Loss)" per share and the "Net Realized and
    Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations.

/2/ The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

/3/ If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


                 RATIO/SUPPLEMENTAL DATA

                                                                                                 Ratio to Average Net
                                                                                               Assets Before Waived &
                                                                                                 Reimbursed Expenses
                                                Ratio of       Ratio of
 Net Asset                     Net Assets       Expenses      Net Income      Portfolio                       Ratio of
 Value End       Total        End of Period    to Average     to Average      Turnover        Ratio of     Net Investment
 of Period     Return/2,3/   (in thousands)    Net Assets     Net Assets        Rate          Expenses         Income

------------------------------------------------------------------------------------------------------------------------------------

  $10.15         2.63%            $1,741         0.33%          2.75%           0.00%           1.98%           1.10%
    9.89         4.77              1,743         0.32           4.71            0.00            1.90            3.13
    9.98         4.97              1,331         0.69           4.78            0.00            2.59            2.88
    9.99         5.09              1,151         0.50           4.98            0.00            2.52            2.96
   10.03         5.02              1,229         0.53           4.93            0.00            2.44            3.02
   10.00         5.25              1,006         0.84           5.11            0.00            2.35            3.60



------------------------------------------------------------------------------------------------------------------------------------

  $21.23         7.44%           $94,556         0.69%         (0.27)%        104.79%          (0.35)%          0.77%
   19.76        71.55             60,497         1.50          (1.03)         172.20            1.64           (1.17)
   12.38         5.81             28,655         1.11          (0.59)         168.31            1.75           (1.23)
   11.70        17.01/6/          16,525         0.78          (0.19)          91.49            1.44           (0.85)



------------------------------------------------------------------------------------------------------------------------------------

  $16.27        (7.13)%          $45,135         0.65%          0.42%          39.96%           0.40%           0.67%
   17.52        51.83             26,403         1.30           0.53           77.74            1.69            0.14
   12.13        18.95             10,311         1.03           0.99           57.71            2.06           (0.04)
   10.27         3.46/6/           5,214         0.46           1.29           31.99            1.82           (0.07)



------------------------------------------------------------------------------------------------------------------------------------

  $13.65        (1.16)%          $72,937         0.53%          0.44%          46.33%           0.38%           0.59%
   13.81         8.39             59,533         1.00           1.28           60.46            1.12            1.16
   12.99         9.80             35,564         0.64           2.10           41.63            1.12            1.62
   12.10        23.04/6/           9,213         0.49           1.65           20.85            1.16            0.98




/4/ Certain expenses for the Short-Term Fund were assumed or waived by Horace
    Mann Investors, Inc. through June 30, 2000.

/5/ Certain expenses for the Small Cap Growth, International Equity and Socially
    Responsible Funds were assumed or waived by Horace Mann Investors since their inception, March 10, 1997.

/6/ The returns are not annualized.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments
Horace Mann Equity Fund

June 30, 2000

                                    [GRAPH]

                        Cash & Other Net Assets    1.4%
                        Common & Preferred Stock  98.6%
                                                        Number of        Market
                                                         Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK

Aerospace 1.57%
   Boeing Co.                                            115,800      $   4,842
   Litton Industries, Inc.*                               18,600            781
   Northrop Grumman Corp.                                 28,600          1,895
   United Technologies Corp.                              68,200          4,015
--------------------------------------------------------------------------------
                                                                         11,533
Air Transportation 0.48%
   AMR Corp.*                                             93,600          2,475
   Delta Air Lines, Inc.                                  21,000          1,062
--------------------------------------------------------------------------------
                                                                          3,537
Apparel 0.16%
   VF Corp.                                               48,400          1,153

Automotive 2.14%
   Cooper Tire & Rubber Co.                               31,800            354
   Cummins Engine Co., Inc.                                4,800            131
   Dana Corp.                                             64,700          1,371
   Delphi Automotive Systems Corp.                       104,500          1,522
   Ford Motor Co.                                        160,100          6,884
   General Motors Corp.                                   13,700            795
   General Motors Corp. - H*                              18,800          1,650
   Genuine Parts Co.                                      70,600          1,412
   Goodyear Tire & Rubber Co.                             65,600          1,312
   Visteon Corp.*                                         20,962            254
--------------------------------------------------------------------------------
                                                                         15,685
Banks & Financial Services 11.74%
   American Express Co.                                   32,800          1,710
   Associates First Capital Corp. - A                    107,300          2,394
   Bank of America Corp.                                 114,800          4,936
   Bank One Corp.                                         81,800          2,173
   Bear Stearns Cos., Inc.                                79,500          3,309
   Chase Manhattan Corp.                                  39,650          1,826
   Citigroup, Inc.                                       230,520         13,889
   Comerica, Inc.                                         33,300          1,494
   Federal National Mortgage Association                  55,100          2,875
   Firstar Corp.                                          99,500          2,096
   Fleet Boston Financial Corp.                          208,025          7,073
   Goldman Sachs Group, Inc.                               6,800            645
   Greenpoint Financial Corp.                             61,600          1,155
   KeyCorp                                                89,900          1,584
   Lehman Brothers Holdings, Inc.                         19,900          1,882
   MBNA Corp.                                             86,000          2,333
   Merrill Lynch & Co., Inc.                              32,600          3,749
   Morgan (J. P.) & Co., Inc.                             35,500          3,909
   Morgan Stanley Dean Witter & Co.                       71,500          5,952
   National City Corp.                                    86,300          1,472
   PNC Bank Corp.                                         75,300          3,530
   Providian Financial Corp.                              10,900            981
   Southtrust Corp.                                       60,300          1,364
   Summit Bancorp                                         58,800          1,448
   Union Planters corp.                                  100,700          2,813
   US Bancorp                                            191,200          3,681
   Wachovia Corp.                                         34,800          1,888
   Wells Fargo & Co.                                     104,100          4,033
--------------------------------------------------------------------------------
                                                                         86,194

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

                     Statement of Investments (continued)
                     Horace Mann Equity Fund

                     June 30, 2000


                                                        Number of        Market
                                                         Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Business Machines 3.39%
   Apple Computers, Inc.*                                 31,800      $   1,664
   Dell Computer Corp.*                                   80,500          3,970
   Hewlett-Packard Co.                                    95,200         11,888
   International Business Machines Corp.                  67,100          7,352
--------------------------------------------------------------------------------
                                                                         24,874
Business Services 2.80%
   America Online, Inc.*                                  87,600          4,621
   Automatic Data Processing, Inc.                        46,400          2,485
   Computer Sciences Corp.*                               26,200          1,957
   DST Systems, Inc.*                                     38,800          2,954
   eBay, Inc.*                                            14,000            760
   Electronic Data Systems Corp.                          28,900          1,192
   First Data Corp.                                       40,600          2,015
   Tyco International Ltd.                                91,100          4,316
   Yahoo!, Inc.*                                           2,300            285
--------------------------------------------------------------------------------
                                                                         20,585
Chemicals 2.50%
   Air Products & Chemicals, Inc.                         61,300          1,889
   Cabot Corp.                                            27,500            749
   Dow Chemical Co.                                      167,700          5,062
   DuPont (E.I.) de Nemours & Co.                        103,100          4,511
   Eastman Chemical Co.                                   39,900          1,905
   Great Lakes Chemical Corp.                             19,400            611
   Lubrizol Corp.                                         22,400            470
   PPG Industries, Inc.                                    1,800             80
   Praxair, Inc.                                          21,000            786
   Sherwin-Williams Co.                                   67,300          1,426
   Union Carbide Corp.                                    18,000            891
--------------------------------------------------------------------------------
                                                                         18,380
Communication Equipment & Services 7.38%
   Alltel Corp.                                           33,900          2,100
   AT&T Corp.                                            291,500          9,219
   AT&T Corp. - Liberty Media Group - A*                 124,200          3,012
   Bell Atlantic Corp.                                    68,200          3,465
   BellSouth Corp.                                        90,700          3,866
   Brocade Communications Systems, Inc.*                  11,100          2,033
   GTE Corp.                                             103,900          6,468
   Nortel Networks Corp.                                  41,600          2,839
   QUALCOMM, Inc.*                                         6,700            402
   SBC Communications, Inc.                              209,400          9,057
   Sprint Corp.*                                          50,600          3,011
   Telephone & Data Systems, Inc.                         10,800          1,083
   WorldCom, Inc.*                                       166,700          7,647
--------------------------------------------------------------------------------
                                                                         54,202
Computer Software & Services 7.71%
   Adaptec, Inc.*                                         34,600            787
   Cisco Systems, Inc.*                                  286,800         18,230
   Computer Associates International, Inc.                40,900          2,093
   EMC Corp.*                                             57,600          4,432
   Ingram Micro, Inc. - A*                                58,000          1,011
   Microsoft Corp.*                                      207,600         16,595

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

                     Statement of Investments (continued)
                     Horace Mann Equity Fund

                     June 30, 2000

                                                        Number of        Market
                                                         Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
   NCR Corp.*                                             29,100      $   1,133
   Oracle Corp.*                                          82,800          6,955
   Sun Guard Data Systems, Inc.*                          18,800            583
   Sun Microsystems, Inc.*                                23,600          2,146
   Tech Data Corp.*                                       21,400            931
   VeriSign, Inc.*                                         9,568          1,687
--------------------------------------------------------------------------------
                                                                         56,583
Construction 0.58%
   Centex Corp.                                           25,000            587
   Fluor Corp.                                            32,000          1,012
   Lafarge Corp.                                          42,800            899
   Masco Corp.                                            87,200          1,575
   Owens Corning                                          22,400            207
--------------------------------------------------------------------------------
                                                                          4,280
Consumer Products 3.91%
   American Standard Cos., Inc.*                          29,000          1,189
   Archer Daniel Midland Co.                             167,400          1,643
   Avon Products, Inc.                                    25,000          1,112
   Ball Corp.                                             12,600            405
   ConAgra, Inc.                                         160,900          3,067
   Crown Cork & Seal Co., Inc.                            54,300            815
   Fort James Corp.                                       76,200          1,762
   Fortune Brands, Inc.                                  108,600          2,505
   Gillette Co. (The)                                     40,700          1,422
   Minnesota Mining & Manufacturing Co.                   39,000          3,218
   Newell Rubbermaid, Inc.                                70,600          1,818
   Owens-Illinois, Inc.*                                  61,500            719
   Phillip Morris Cos., Inc.                             129,900          3,450
   Procter & Gamble Co. (The)                             52,500          3,006
   Staples, Inc.*                                         54,300            835
   Whirlpool Corp.                                        37,500          1,748
--------------------------------------------------------------------------------
                                                                         28,714
Electronic Equipment & Services 7.22%
   Advanced Micro Devices, Inc.*                          12,300            950
   Agilent Technologies, Inc.*                            11,500            848
   Analog Devices, Inc.*                                  31,200          2,371
   Applied Materials, Inc.*                                4,300            390
   Arrow Electronics, Inc.*                               40,300          1,249
   Avnet, Inc.                                            18,400          1,090
   Eaton Corp.                                            21,400          1,434
   Intel Corp.                                           123,600         16,516
   ITT Industries, Inc.                                   36,000          1,094
   KLA-Tencor Corp.*                                      24,700          1,446
   Lucent Technologies, Inc.                             119,600          7,086
   Micron Technology, Inc.*                               35,000          3,082
   Motorola, Inc.                                        146,400          4,255
   NVIDIA Corp.*                                          13,700            870
   SDL, Inc.*                                              3,700          1,055
   Solectron Corp.*                                       37,900          1,587
   Teradyne, Inc.*                                        26,100          1,918
   Texas Instruments, Inc.                                65,000          4,465

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

                     Statement of Investments (continued)
                     Horace Mann Equity Fund

                     June 30, 2000


                                                        Number of        Market
                                                         Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK (continued)

   Thomas & Betts Corp.                                   23,700      $     453
   Vishay Intertechnology, Inc.*                          23,400            888
--------------------------------------------------------------------------------
                                                                         53,047
Energy 8.78%
   Amerada Hess Corp.                                     29,000          1,791
   Ashland, Inc.                                          29,800          1,045
   BJ Services Co.*                                       25,600          1,600
   Chevron Corp.                                          99,600          8,447
   Conoco,  Inc. - B                                      78,200          1,921
   Duke Energy Corp.                                      38,700          2,182
   Exxon Corp.                                           279,400         21,933
   Halliburton Co.                                        55,300          2,609
   Occidental Petroleum Corp.                             90,700          1,910
   Phillips Petroleum Co.                                 69,900          3,543
   Royal Dutch Petroleum Co.                             129,700          7,985
   Sunoco, Inc.                                           36,800          1,083
   Texaco, Inc.                                           84,675          4,509
   Tosco Corp.                                            54,100          1,532
   USX-Marathon Group                                     49,200          1,233
   Valero Energy Corp.                                    36,500          1,159
--------------------------------------------------------------------------------
                                                                         64,482
Entertainment & Recreation 0.99%
   Brunswick Corp.                                        37,600            623
   Carnival Corp.                                         41,400            807
   Hasbro, Inc.                                           79,300          1,194
   Starwood Hotels & Resorts - B                          58,400          1,902
   Viacom, Inc. - B*                                      40,007          2,728
--------------------------------------------------------------------------------
                                                                          7,254
Food & Beverage 2.51%
   Anheuser-Busch Cos., Inc.                              19,900          1,486
   Coca-Cola Co.                                          43,300          2,487
   Darden Restaurants, Inc.                               53,300            866
   H.J. Heinz Co.                                         53,400          2,336
   Hormel Foods Corp.                                     57,400            965
   McDonald's Corp.                                       53,700          1,769
   PepsiCo Bottling Group, Inc.                           52,500          1,532
   PepsiCo, Inc.                                         112,200          4,986
   Sara Lee Corp.                                        105,000          2,028
--------------------------------------------------------------------------------
                                                                         18,455
Health Care & Pharmaceuticals 8.53%
   Abbott Laboratories                                   169,800          7,567
   Allergan, Inc.                                         16,500          1,229
   American Home Products Corp.                           69,500          4,083
   Baxter International, Inc.                             37,900          2,665
   Becton, Dickinson and Co.                              63,800          1.830
   Bergen Brunswig Corp.                                  56,400            310
   Bristol-Myers Squibb Co.                              117,600          6,850
   Cardinal Health, Inc.                                  31,700          2,346
   Eli Lilly & Co.                                        10,200            999
   Foundation Health Systems, Inc.*                       51,100            664
   HCA - The Healthcare Co.                               39,300          1,194
   Johnson & Johnson                                      58,500          5,960

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (continued)
Horace Mann Equity Fund

June 30, 2000

                                                        Number of        Market
                                                         Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK (continued)

   Mallinckrodt, Inc.                                     28,100      $   1,221
   Merck & Co., Inc.                                      90,900          6,965
   Pfizer, Inc.                                          246,775         11,845
   Pharmacia & Upjohn, Inc.                              115,248          5,957
   St. Jude Medical, Inc.*                                20,100            922
--------------------------------------------------------------------------------
                                                                         62,607
Insurance 6.63%
   AMBAC Financial Group, Inc.                            31,900          1,748
   American General Corp.                                 35,300          2,153
   American International Group, Inc.                    135,750         15,951
   Aon Corp.                                              66,300          2,059
   Chubb Corp.                                            31,300          1,925
   CIGNA Corp.                                            38,500          3,600
   Hartford Financial Services Group                      19,500          1,091
   Lincoln National Corp.                                 57,700          2,084
   Marsh & McLennan Cos., Inc.                            66,200          6,914
   MBIA, Inc.                                             32,400          1,561
   MGIC Investment Corp.                                  73,800          3,358
   Radian Group, Inc.                                     17,600            911
   St. Paul Cos., Inc.                                    60,400          2,061
   Torchmark Corp.                                        53,900          1,331
   United Health Group, Inc.                              22,700          1,947
--------------------------------------------------------------------------------
                                                                         48,694
Manufacturing Diversified 4.92%
   Briggs & Stratton Corp.                                 9,400            322
   Caterpillar, Inc.                                      39,100          1,324
   Cooper Industries, Inc.                                67,200          2,188
   Deere & Co.                                            29,400          1,088
   Dover Corp.                                            32,800          1,330
   Emerson Electric Co.                                   44,700          2,699
   FMC Corp.*                                             13,100            760
   General Electric Co.                                  375,000         19,875
   Honeywell International, Inc.                          66,200          2,230
   Illinois Tool Works, Inc.                              41,300          2,354
   Leggett & Platt, Inc.                                  80,100          1,322
   Snap-On, Inc.                                          24,000            639
--------------------------------------------------------------------------------
                                                                         36,131
Media 2.02%
   Disney (Walt) Co.                                     167,400          6,497
   Fox Entertainment Group, Inc. - A*                     35,500          1,078
   Gannett, Inc.                                          78,900          4,719
   Infinity Broadcasting Corp. - A*                       49,400          1,800
   Time Warner, Inc.                                       9,600            730
--------------------------------------------------------------------------------
                                                                         14,824
Metals & Mining 0.46%
   Alcan Aluminum Ltd.                                    52,400          1,624
   Aluminum Co. of America                                59,800          1,734
--------------------------------------------------------------------------------
                                                                          3,358
Optical & Photo 0.59%
   Corning, Inc.                                           8,300          2,240
   Eastman Kodak Co.                                      35,000          2,083
--------------------------------------------------------------------------------
                                                                          4,323

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (continued)
Horace Mann Equity Fund

June 30, 2000

                                                        Number of        Market
                                                         Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK (continued)

Paper & Forest Products 1.80%
   Hercules, Inc.                                         43,500      $     612
   International Paper Co.                               170,672          5,088
   Kimberly-Clark Corp.                                   24,800          1,423
   Mead Corp.                                             42,100          1,063
   Smurfit-Stone Container Corp.*                         89,100          1,142
   Sonoco Products Co.                                    41,800            860
   Temple-Inland, Inc.                                    22,900            962
   Westvaco Corp.                                         84,200          2,089
--------------------------------------------------------------------------------
                                                                         13,239
Railroad & Shipping 1.15%
   Burlington Northern Santa Fe Corp.                     83,300          1,911
   CSX Corp.                                              69,700          1,477
   Norfolk Southern Corp.                                117,400          1,746
   Union Pacific Corp.                                    89,300          3,321
--------------------------------------------------------------------------------
                                                                          8,455
Retail 3.89%
   Federated Department Stores, Inc.*                     75,000          2,531
   Home Depot, Inc.                                       25,200          1,258
   Limited, Inc. (The)                                    62,800          1,358
   Lowe's Companies, Inc.                                 37,500          1,540
   May Department Stores Co. (The)                        66,400          1,594
   Sears Roebuck & Co.                                   140,300          4,577
   Supervalu, Inc.                                        96,000          1,830
   Target Corp.                                           48,700          2,825
   TJX Cos., Inc.                                         69,400          1,301
   Wal-Mart Stores, Inc.                                 168,700          9,721
--------------------------------------------------------------------------------
                                                                         28,535
Transportation 0.13%
   United Parcel Service, Inc. - B                        16,200            956

Utilities 4.13%
   Allegheny Energy, Inc.                                 46,300          1,267
   Ameren Corp.                                           53,700          1,812
   American Electric Power, Inc.                          78,120          2,314
   Cinergy Corp.                                          66,700          1,697
   Consolidated Edison, Inc.                              58,800          1,742
   Energy East Corp.                                      46,300            883
   First Energy Corp.                                     84,000          1,964
   FPL Group, Inc.                                        37,300          1,846
   KeySpan Corp.                                          25,600            787
   National Fuel Gas Co.                                  29,100          1,419
   New Century Energies, Inc.                             27,000            810
   Northern States Power Co.                              40,000            808
   PG & E Corp.                                           74,800          1,842
   Pinnacle West Capital Corp.                            31,400          1,064
   PPL Corp.                                              59,900          1,314
   Pugent Sound Energy, Inc.                              34,600            737
   Reliant Energy                                         51,900          1,534
   Southern Co.                                          141,400          3,296


See notes to financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (concluded)
Horace Mann Equity Fund

June 30, 2000

                                                        Number of        Market
                                                         Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK (concluded)

   TXU Corp.                                              60,600      $   1,788
   Unicom Corp.                                           10,800            418
   Wisconsin Energy Corp.                                 48,300            957
--------------------------------------------------------------------------------
                                                                         30,299
Waste Management 0.38%
   Republic Services, Inc. - A*                          102,100          1,634
   Waste Management, Inc.                                 59,500          1,131
--------------------------------------------------------------------------------
                                                                          2,765

Total Common Stock 98.49%                                               723,144
   (Cost $716,527)

--------------------------------------------------------------------------------
PREFERRED STOCK

Chemical 0.10%
   Monsanto Co.                                           15,900            719
   (Cost $697)
--------------------------------------------------------------------------------

Total Common and Preferred Stock 98.59%                                 723,863
    (Cost $717,224)

                                                      Principal
                                                        Amount          Market
                                                         (000)           (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS

    State Street Bank and Trust - Repurchase Agreement
      5.50%, 07/03/00, (secured by $5,348
      US Treasury Bond, 6.25%, 08/15/23)               $   5,241      $   5,241

    State Street Bank and Trust - Repurchase Agreement
      5.50%, 07/03/00, (secured by $5,441
      US Treasury Bond, 6.25%, 08/15/23)                   5,330          5,330

    Paine Webber -  Repurchase Agreement
      6.55%, 07/03/00 (Secured by $1,603
      US Treasury Bond, 6.25%, 08/15/23)                   1,602          1,602
--------------------------------------------------------------------------------

Total Short-Term Investments 1.66%                        12,173         12,173
    (Cost $12,173)
--------------------------------------------------------------------------------

Total Investments 100.25%
    (Cost $729,397)                                                     736,036

Liabilities in Excess of
    Cash and Other Assets (0.25%)                                        (1,817)
--------------------------------------------------------------------------------

Net Assets 100.00%                                                    $ 734,219
================================================================================


* Non-income producing during the six months ended June 30, 2000 as this security did not pay dividends.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

                                    [GRAPH]

            Investments, Cash & Other Net Assets               100%


Statement of Investments
Balanced Fund

June 30, 2000

                                                     Number of          Market
                                                      Shares             (000)
--------------------------------------------------------------------------------
INVESTMENTS

Horace Mann Equity Fund*                            10,065,369         $204,830
Horace Mann Income Fund*                            11,241,538          140,727
--------------------------------------------------------------------------------

Total Investments 100.09%                                               345,557
   (Cost $352,040)

Liabilities in Excess of
   Cash and Other Assets (0.09%)                                           (294)

--------------------------------------------------------------------------------
Net Assets 100.00%                                                     $345,263
================================================================================


* Non-income producing during the six months ended June 30, 2000 as this security did not pay dividends.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

                                    [GRAPH]

           Muncipal Bonds, Cash & Other Net Assets            2.3%
           U.S. & Foreign Corporate Bonds/Notes              37.4%
           U.S. & Foreign Government & Agency Obligations    60.3%


Statement of Investments
Income Fund

June 30, 2000

                                                     Number of         Market
                                                      Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK

Communication Services 0.00%
   KMC Telecom Holdings, Inc.                            475         $        1

Computer Software & Services 0.00%
   DecisionOne Corp.                                     466                 --
   DecisionOne Corp. (Warrants) Class A                  274                 --
   DecisionOne Corp. (Warrants) Class B                  472                 --
   DecisionOne Corp. (Warrants) Class C                  280                 --

Media 0.00%
   Motient Corp. (Warrants)                               25                  1
--------------------------------------------------------------------------------

Total Common Stock 0.00%                                                      2
   (Cost $3)

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN GOVERNMENT
AND AGENCY OBLIGATIONS

Treasury Bonds/Notes
     11.88%, 11/15/03                            $     1,600         $    1,862
      6.13%, 08/15/07                                    320                318
     10.38%, 11/15/09                                  4,500              5,153
      6.50%, 02/15/10                                    270                279
     12.00%, 08/15/13                                  3,700              4,995
      8.75%, 05/15/17                                    270                 96
      8.00%, 11/15/21                                  4,950              5,984
      5.25%, 11/15/28                                    400                354
      3.88%, 04/15/29                                  7,404              7,374
      6.25%, 05/15/30                                    120                126
Agencies
   Financing Corp.
      0.00%, 04/05/19                                    130                 36
   Resolution Funding Corp.
      0.00%, 04/15/30                                    310                 50
   Tennessee Valley Authority
      7.13%, 05/01/30                                    850                850

Federal Home Loan Banks
      5.91%, 03/27/08                                  1,000                927
      5.93%, 04/09/08                                    100                 93

Federal National Mortgage Association
      6.56%, 02/05/08                                    100                 94
      6.42%, 02/27/08                                    750                686
      6.50%, 04/25/08                                  1,900              1,780
      6.60%, 05/01/08                                  1,600              1,505
      6.59%, 05/21/08                                    120                113
      6.29%, 06/20/08                                    100                 93
      6.46%, 06/26/08                                  1,000                934


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------

U.S. AND FOREIGN
GOVERNMENT AND
AGENCY OBLIGATIONS
 (continued)

      6.36%, 08/14/08                                 $1,365             $1,268
      6.32%, 03/16/09                                    150                139
      7.25%, 01/15/10                                    500                505

Federal Home Loan Mortgage Corporation
   (Mortgage Backed Securities)
      9.50%, 03/01/01                                      3                  3
      9.50%, 06/01/01                                      2                  2
      9.50%, 08/01/01                                      3                  3
      9.50%, 09/01/01                                      1                  1
      9.50%, 10/01/01                                      3                  3
      9.25%, 11/01/02                                     14                 14
      7.00%, 11/01/03                                      6                  6
      8.25%, 10/01/07                                     15                 15
      8.25%, 11/01/07                                     15                 15
      8.75%, 05/01/08                                     18                 18
      8.50%, 08/01/08                                      6                  6
      9.00%, 09/01/08                                     33                 33
      8.00%, 09/01/09                                     14                 14
      8.00%, 04/01/10                                     16                 16
      7.00%, 09/01/10                                      5                  5
      7.00%, 10/01/10                                     30                 30
      7.00%, 12/01/10                                     29                 28
      7.00%, 01/01/11                                    675                665
      7.00%, 02/01/11                                    764                753
      7.00%, 03/01/11                                  1,420              1,399
      7.00%, 04/01/11                                    626                618
      7.00%, 07/01/11                                    329                324
      8.00%, 12/01/11                                      3                  3
      6.00%, 08/01/12                                     31                 30
      6.00%, 09/01/12                                     33                 31
      6.00%, 01/01/13                                     14                 13
      6.00%, 02/01/13                                    376                356
      6.00%, 06/01/13                                     50                 47
      6.00%, 10/01/13                                    318                301
      6.00%, 11/01/13                                    416                394
      6.00%, 01/01/14                                     52                 49
      6.50%, 05/01/14                                    247                238

Federal National Mortgage Association
   (Mortgage Backed Securities)
      7.04%, 07/01/06                                    523                516
      6.85%, 10/01/07                                    948                923
      6.79%, 11/01/07                                    547                533
      6.62%, 12/01/07                                    200                192
      6.44%, 01/01/08                                    336                320
      6.50%, 01/01/08                                     61                 58
      6.51%, 01/01/08                                     41                 40
      6.58%, 01/01/08                                     51                 49
      6.62%, 01/01/08                                     68                 66
      6.47%, 02/01/08                                    254                242
      6.27%, 06/01/08                                     98                 92
      6.34%, 06/01/08                                    118                111
      6.42%, 06/01/08                                    147                139

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN GOVERNMENT
AND AGENCY OBLIGATIONS (continued)

      6.23%, 07/01/08                                 $   98             $   92
      6.25%, 07/01/08                                    558                525
      6.31%, 07/01/08                                     69                 65
      6.21%, 08/01/08                                    541                508
      5.85%, 01/01/09                                    199                182
      5.98%, 01/01/09                                    167                154
      6.23%, 01/01/09                                    186                173
      7.10%, 10/01/09                                     68                 67
      8.00%, 11/01/09                                      1                  1
      8.75%, 02/01/10                                    163                167
      6.50%, 11/01/12                                    631                610
     10.25%, 07/01/13                                      5                  5
      8.00%, 08/01/14                                    283                287
      8.50%, 09/01/14                                    138                141
      8.00%, 10/01/14                                     14                 14
      8.50%, 01/01/15                                     40                 41
      8.50%, 03/01/15                                    115                117
      8.00%, 01/01/17                                     32                 32
      7.75%, 04/01/17                                     82                 83
      6.00%, 06/01/18                                    921                859
      6.00%, 12/01/18                                    143                134
      6.00%, 01/01/19                                    137                128
      7.50%, 10/01/22                                    223                221
      7.50%, 07/01/23                                    107                106
      6.50%, 06/01/29                                    995                939
      6.50%, 07/01/29                                  2,963              2,796
      6.50%, 08/01/29                                    998                941
      8.00%, 08/01/29                                    940                943
      6.50%, 02/01/30                                    481                454
      6.50%, 03/01/30                                    997                941
      8.00%, 03/01/30                                  3,950              3,966
      8.50%, 03/01/30                                    732                746
      7.00%, 04/01/30                                    700                676
      7.50%, 04/01/30                                  4,190              4,129
      7.00%, 05/01/30                                    900                869

Government National Mortgage Association
   (Mortgage Backed Securities)
      6.50%, 12/15/99                                  6,100              5,789
     11.00%, 12/15/00                                      4                  4
      9.50%, 08/20/01                                      5                  5
      9.50%, 10/20/01                                      6                  6
      9.50%, 07/20/02                                      8                  8
      9.50%, 12/20/02                                      7                  7
      9.50%, 01/20/03                                      7                  7
      9.50%, 02/20/03                                      8                  8
      9.50%, 05/20/03                                     19                 20
      9.50%, 08/20/03                                     12                 12
      9.50%, 09/20/03                                     26                 26
      9.50%, 11/20/03                                     12                 13
      9.50%, 09/20/04                                      7                  7
      8.25%, 05/15/06                                     27                 28
     11.50%, 03/15/10                                      5                  6

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------

U.S. AND FOREIGN
GOVERNMENT
AND AGENCY
OBLIGATIONS
 (continued)

      6.50%, 12/15/12                                 $  133             $  129
      6.50%, 02/15/13                                    191                185
      6.50%, 05/15/13                                    349                339
      6.50%, 08/15/13                                    217                211
      6.50%, 10/15/13                                    110                107
      6.00%, 02/15/14                                     49                 46
      6.50%, 02/15/14                                    134                130
      6.00%, 03/15/14                                    212                202
     12.00%, 03/15/14                                      1                  1
     12.00%, 04/15/14                                      1                  1
     12.00%, 03/15/15                                      5                  6
     12.00%, 04/15/15                                      2                  2
     12.50%, 04/15/15                                      1                  1
     12.00%, 06/15/15                                      4                  5
     12.00%, 07/15/15                                      2                  2
     12.00%, 11/15/15                                     14                 15
      9.50%, 08/15/17                                     19                 20
      8.50%, 01/15/20                                     12                 12
      8.50%, 02/15/21                                     50                 52
      8.50%, 06/15/21                                     26                 27
      8.50%, 08/15/21                                      7                  7
      8.00%, 05/20/22                                    107                107
      7.50%, 01/15/23                                    448                446
      7.50%, 02/15/23                                     18                 18
      8.50%, 04/15/23                                     66                 68
      7.50%, 05/15/23                                    493                491
      7.50%, 06/15/23                                    522                520
      7.50%, 08/15/23                                    256                255
      7.50%, 09/15/23                                    257                255
      7.50%, 11/15/23                                    358                356
      7.50%, 12/15/23                                  1,512              1,507
      6.50%, 03/15/28                                    180                171
      6.50%, 04/15/28                                    539                512
      6.50%, 06/15/28                                    236                224
      6.50%, 07/15/28                                    233                222
      6.50%, 08/15/28                                    543                516
      7.00%, 08/15/28                                     69                 67
      6.50%, 09/15/28                                    184                175
      6.50%, 10/15/28                                    316                299
      7.50%, 10/15/29                                    878                871
      7.50%, 11/15/29                                    122                121
      7.50%, 06/15/30                                    200                199

Collateralized Mortgage Obligation
   (Planned Amortization Class)(Note 3)
   Captial Lease Funding 1997 - CTLI A2
      7.35%, 06/24/22                                    800                783
   Commercial Mortgage Asset Trust 1999 C1 A 2
      6.59%, 07/17/08                                  1,000                950
   Credit Suisse First Boston 1997 C2
      6.55%, 11/17/07                                    675                641
   FHLMC 1737 E
      6.00%, 12/15/17                                    108                107

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                     Principal
                                                      Amount              Market
                                                       (000)               (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN GOVERNMENT
AND AGENCY OBLIGATIONS (concluded)

    FNMA 1993-82 H
      5.00%, 09/25/23                                $ 1,709            $ 1,585
    FNMA 1994-9 B
      5.00%, 01/25/24                                  1,538              1,441
    GE Cap Mortgage Services, Inc. 1994 I5 C-A 5
      6.00%, 04/25/09                                    500                478
    Morgan Stanley Capital, Inc. 1999 C-A2
      7.11%, 07/15/09                                    647                631
    Nomura Asset Sec. Corp. 1996 MD 5 A 1 B
      7.12%, 04/13/36                                  1,000                984

Foreign (U.S. dollar denominated)
   Argentina (Republic of)
     11.38%, 03/15/10                                    450                409
   Brazil (Republic of)
      8.00%, 04/15/14                                    591                434
   Bulgaria (Republic of)
      7.06%, 07/28/11                                    200                160
   Columbia (Republic of)
      9.75%, 04/23/09                                    175                155
   Columbia (Republic of)
     11.75%, 02/25/20                                     90                 74
   Panama (Republic of)
      7.06%, 07/17/16                                    191                157
   Peru (Republic of)
      3.75%, 03/07/17                                    125                 75
   Phillippines (Republic of)
      9.88%, 01/15/19                                    425                345
   Phillippines (Republic of)
      9.50%, 10/21/24                                    175                167
   Santiago Air**
      6.95%, 07/01/12                                    825                760
   Turkey (Republic of)
     11.88%, 01/15/30                                    150                160
--------------------------------------------------------------------------------

Total U.S. and Foreign Government and
   Agency Obligations 60.33%                                             91,782
   (Cost $87,286)

--------------------------------------------------------------------------------
MUNICIPAL BONDS

   Baltimore, MD Taxable Cons Public -B
      7.25%, 10/15/17                                     63                 60
   California Housing Fin Agency Rev
      8.16%, 02/01/28                                    575                583
   Denver, CO City & County School District
      6.79%, 12/15/08                                    465                448
   Horry County, SC Airport Rev
      7.38%, 07/01/12                                    785                778
   Ohio State Taxable Dev Assistance
      7.60%, 10/01/16                                    675                670
   Oxnard, CA Union High School District
      7.78%, 08/01/17                                    500                498


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (concluded)

   San Bernardino, CA Taxable
      7.09%, 08/01/11                                 $  550             $  534
   San Diego Cnty, CA Pension Taxable Series A
      6.59%, 08/15/07                                     63                 61
--------------------------------------------------------------------------------

Total Municipal Bonds 2.39%                                               3,632
    (Cost $3,519)


--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE BONDS/NOTES

   AAG Holding, Inc.
      6.88%, 06/01/08                                     75                 66
   Abbey National Capital pfd.
      8.96%, 12/29/49                                    160                159
   Accuride Corp.
      9.25%, 02/01/08                                    150                127
   Adelphia Communications Corp.
      9.38%, 11/15/09                                     50                 46
   Advanced Micro Devices, Inc.
     11.00%, 08/01/03                                     75                 77
    AES Corp.
      9.50%, 06/01/09                                     43                 42
   AK Steel Corp.
      9.13%, 12/15/06                                    125                120
   AK Steel Corp.
      7.88%, 02/15/09                                    115                102
   Alaris Medical System, Inc.
      9.75%, 12/01/06                                     25                 16
   Alaris Medical System, Inc.+
      0.00%, 08/01/08                                    187                 29
   Alaska Communication Holdings, Inc.
      9.38%, 05/15/09                                     50                 46
   Allbritton Communications Co.
      9.75%, 11/30/07                                    100                 95
   Allbritton Communications Co.
      8.88%, 02/01/08                                    163                149
   Allied Waste North America, Inc.
      7.63%, 01/01/06                                     72                 63
   AMC Entertainment, Inc.
      9.50%, 03/15/09                                    150                 72
   AMC Entertainment, Inc.
      9.50%, 02/01/11                                     50                 22
   American Media Operations, Inc.
     10.25%, 05/01/09                                     75                 73
   American Standard, Inc.
      7.63%, 02/15/10                                     70                 64
   Amphenol Corp.
      9.88%, 05/15/07                                     75                 76
   AMR Corp.
      9.00%, 09/15/16                                  1,676              1,692




See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE BONDS/NOTES
  (continued)

   AMSC Acquistion, Inc.
     12.25%, 03/31/08                                $    38             $   30
   ARCO Chemical Co.
      9.80%, 02/01/20                                    200                178
   ARMCO, Inc.
      9.00%, 09/15/07                                    275                264
   Associates Corp. North America
      7.95%, 02/15/10                                     55                 55
   Aurora Foods, Inc.
      9.88%, 02/15/07                                     50                 29
   Aurora Foods, Inc.
      8.75%, 07/01/08                                     50                 28
   Aztar Corp.
      8.88%, 05/15/07                                     33                 31
   Azurix Corp.**
     10.75%, 02/15/10                                     75                 72
   B & G Foods Incications Corp.
      9.63%, 08/01/07                                    137                 96
   Banc One Corp.
      9.88%, 03/01/09                                     75                 84
   Banponce Corp.
      6.75%, 12/15/05                                    980                943
   Bear Stearns Companies, Inc.
      6.60%, 03/28/03                                    190                190
   Beckman Industries, Inc.
      7.45%, 03/04/08                                     50                 46
   Bell Sports, Inc.
     11.00%, 08/15/08                                    125                124
   Benedek Communications Corp.+
      0.00%, 05/15/06                                    167                130
   Beverly Enterprises
      9.00%, 02/15/06                                     85                 70
   Bio Rad Laboratories, Inc.**
     11.63%, 02/15/07                                     40                 41
   Boise Cascade Office Products Co.
      7.05%, 05/15/05                                    850                807
   BTI Telecom Corp.
     10.50%, 09/15/07                                    140                107
   BWAY Corp.
     10.25%, 04/15/07                                    100                 95
   Calpine Corp.
      7.88%, 04/01/08                                     75                 72
   Century Communications Corp.+
      0.00%, 01/15/08                                    700                283
   Charter Communications Holdings, LLC
      8.63%, 04/01/09                                    400                353
   Chevy Chase Bank FSB
      9.25%, 12/01/08                                     70                 63
   Chiquita Brands International, Inc.
     10.00%, 06/15/09                                    118                 90
   Classic Cable, Inc.**
      9.88%, 08/01/08                                    245                226


See notes to the financial statements

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE BONDS/NOTES
  (continued)

   Coltec Industries, Inc.
      7.50%, 04/15/08                                $    50             $   47
   Columbia/HCA Healthcare Corp.
      7.25%, 05/20/08                                     87                 77
   Commercial Credit Group, Inc.
     10.00%, 05/15/09                                  1,121              1,278
   Computer Association International, Inc.
      6.50%, 04/15/08                                  1,050                947
   Concentric Network Corp.
     12.75%, 12/15/07                                    162                171
   Conmed Corp.
    9.00%, 03/15/08                                       95                 87
   Container Corp. of America
      9.75%, 04/01/03                                     85                 85
   Covad Communications Group, Inc.
     12.00%, 02/15/10                                     75                 58
   Crown Castle International Corp.+
      0.00%, 11/15/07                                     75                 55
   CSC Holdings, Inc.
      9.25%, 11/01/05                                     75                 75
   CSC Holdings, Inc.
      7.25%, 07/15/08                                    150                139
   Del Monte Foods Co.+
      0.00%, 12/15/07                                    157                117
   Delco Remy International, Inc.
     10.63%, 08/01/06                                    105                104
   Delco Remy International, Inc.
      8.63%, 12/15/07                                    100                 92
   Delta Air Lines, Inc.
     10.13%, 05/15/10                                    886                949
   Delta Air Lines, Inc.
      9.75%, 05/15/21                                    562                560
   Dime Capital Trust
      9.33%, 05/06/27                                    830                758
   Doral Financial Corp.
      8.50%, 07/08/04                                    825                813
   Duane Reade, Inc.
      9.25%, 12/15/08                                    250                226
   Du Pont E I De Nemours & Co.
      8.13%, 03/15/04                                     75                 77
   Dura Operating Corp.
      9.00%, 05/01/09                                     93                 82
   EchoStar DBS Corp.
      9.38%, 02/01/09                                    475                458
   El Paso Energy Corp.
      6.75%, 05/15/09                                  1,650              1,535
   Electronic Data System Corp.
      7.45%, 10/15/29                                    650                620
   Empresa Nacional de Electricid
      8.50%, 04/01/09                                    325                317
   Energy Corp of America
      9.50%, 05/15/07                                    212                143


See notes to the financial statements

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE BONDS/NOTES
  (continued)

   Engle Homes, Inc.
      9.25%, 02/01/08                                $   143             $  120
   Exodus Communications, Inc.**
     11.63%, 07/15/10                                    125                125
   Fairchild Semiconductor Corp.
     10.13%, 03/15/07                                    225                227
   Farmers Insurance Exchange.**
      8.63%, 05/01/24                                    825                792
   Federal-Mogul Corp.
      8.80%, 04/15/07                                    200                153
   Federal-Mogul Corp.
      7.50%, 01/15/09                                    325                227
   First Republic Bank
      7.75%, 09/15/12                                    325                272
   Fisher Scientific International, Inc.
      9.00%, 02/01/08                                    175                160
   Fonda Group, Inc.
      9.50%, 03/01/07                                    125                 99
   Frontiervision Holding LP+
      0.00%, 09/15/07                                    113                 97
   Fuji JGB Investment, LLC
      9.87%, 12/31/49                                    400                386
   Gaylord Container Corp.
    9.38%, 06/15/07                                      100                 78
   GCI, Inc.
      9.75%, 08/01/07                                    300                276
   General Electric Capital Corp.
      8.85%, 04/01/05                                    500                533
   General Electric Capital Corp.
      8.70%, 05/21/07                                     50                 54
   Georgia Gulf Corp.
     10.38%, 11/01/07                                     45                 47
   Globalstar Capital Corp.
     10.75%, 11/01/04                                    175                 52
   Granite Broadcasting Corp.
      8.88%, 05/15/08                                    150                127
   Grove Worldwide, LLC
      9.25%, 05/01/08                                    105                 41
   GST Telecommunications, Inc.+ ***
      0.00%, 11/15/07                                     30                  4
   Hammon, John Q Hotels
      8.88%, 02/15/04                                    175                152
   Hayes Wheels International, Inc.
      9.13%, 07/15/07                                     75                 67
   HMH Properties, Inc.
      8.45%, 12/01/08                                      7                  6
   Hollywood Casino Corp.
     11.25%, 05/01/07                                     75                 76
   Huntsman ICI Holdings
     13.38%, 12/31/09                                    180                 59
   Hyperion Telecommunications, Inc.+
      0.00%, 04/15/03                                     60                 55

See notes to the financial statements

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE BONDS/NOTES
  (continued)

   Hyperion Telecommunications, Inc.
     12.25%, 09/01/04                                $   100             $  101
   Hyperion Telecommunications, Inc.
     12.00%, 11/01/07                                     50                 47
   IBJ Preferred Capital Co.,  LLC pfd.
      8.79%, 12/29/49                                    400                363
   ICO, Inc.
     10.38%, 06/01/07                                     65                 63
   Insight Midwest LP
      9.75%, 10/01/09                                     85                 83
   Intermedia Communications, Inc.
      8.88%, 11/01/07                                    100                 94
   Intermedia Communications, Inc.
      8.50%, 01/15/08                                     50                 46
   Intermedia Communications, Inc.
      8.60%, 06/01/08                                     25                 23
   International Wire Group, Inc.
     11.75%, 06/01/05                                     50                 50
   Interpool, Inc.
      7.35%, 08/01/07                                  1,950              1,589
   Iron Mountain, Inc.
      8.75%, 09/30/09                                    120                110
   ITC Deltacom, Inc.
      8.88%, 03/01/08                                     50                 46
   ITC Deltacom, Inc.
      9.75%, 11/15/08                                     48                 46
   K & F Industries, Inc.
      9.25%, 10/15/07                                    213                201
   Key Energy Services, Inc.
     14.00%, 01/15/09                                     25                 28
   KMC Telecom Holdings, Inc.+
      0.00%, 02/15/08                                    237                111
   L-3 Communications Corp.
      8.50%, 05/15/08                                     25                 23
   L-3 Communications Corp.
      8.00%, 08/01/08                                     45                 40
   LDM Technologies, Inc.
     10.75%, 01/15/07                                    105                 83
   Lear Corp.
      7.96%, 05/15/05                                     40                 38
   Lear Corp.
      8.11%, 05/15/09                                    175                158
   Lehman Brothers Holdings, Inc.
      6.98%, 07/08/02                                    700                700
   Level 3 Communications, Inc.
      9.13%, 05/01/08                                    175                157
   Level 3 Communications, Inc.**
     11.25%, 03/15/10                                    125                123
   Liberty Financial Co., Inc.
      6.75%, 11/15/08                                    602                532
   Lin Holdings Corp.+
      0.00%, 03/01/08                                    425                276

See notes to the financial statements

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE BONDS/NOTES
  (continued)

   Loews Ciniplex Entertainment Corp.
      8.88%, 08/01/08                                $   130             $   61
   LTV Corp.**
     11.75%, 11/15/09                                    187                157
   Lumberman's Mutual Casualty Co.**
      9.15%, 07/01/26                                    500                429
   Lyondell Chemical Co.
      9.88%, 05/01/07                                    395                391
   Mattress Discounters Corp.**
     12.63%, 07/15/07                                     88                 80
   McLeodUSA, Inc.
      9.25%, 07/15/07                                     75                 72
   McLeodUSA, Inc.
      8.38%, 03/15/08                                    225                205
   McLeodUSA, Inc.
      9.50%, 11/01/08                                     25                 24
   McLeodUSA, Inc.
    8.13%, 02/15/09                                       60                 54
    Mediq PRN Life Support Services***
     11.00%, 05/01/06                                    125                 12
   MJD Communications, Inc.
      9.50%, 05/01/08                                     50                 44
   Nash Finch Corp.
      8.50%, 05/01/08                                    125                 81
   NCNB Corp.
     10.20%, 07/15/15                                    774                914
   Neenah Corp.
     11.13%, 05/01/07                                    180                132
   Neenah Foundry Co.
     11.13%, 05/01/07                                     40                 29
   News America Holdings, Inc.
      8.00%, 10/17/16                                    600                569
   Nextel Communications, Inc.+
      0.00%, 10/31/07                                    550                412
   NEXTLINK Communications, Inc.+
      0.00%, 04/15/08                                    308                193
   NEXTLINK Communications, Inc.+
      0.00%, 06/01/09                                     92                 57
   Norfolk Southern Corp.
      7.80%, 05/15/27                                    650                621
   Nortek, Inc.
      9.13%, 09/01/07                                    100                 93
   Nortek, Inc.
      8.88%, 08/01/08                                     55                 50
   NRG Energy, Inc.
      7.50%, 06/15/07                                  1,700              1,621
   NTL Communications Corp.+
      0.00%, 10/01/08                                    150                 98
   Orion Power Holdings, Inc.
      7.80%, 05/01/10                                     53                 55
   Owens & Minor, Inc.
      10.88%, 06/01/06                                   157                162
   P & L Coal Holdings Corp.
      9.63%, 05/15/08                                    450                417

See notes to the financial statements

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE BONDS/NOTES
  (continued)

   Packaging Corp. of America
      9.63%, 04/01/09                                $    50             $   50
   Park Place Entertainment Corp.
      9.38%, 02/15/07                                     37                 37
   Phillip Morris Capital Co.
      7.20%, 02/01/07                                    500                463
   Phillip Morris Capital Co.
      7.50%, 07/16/09                                    500                450
   Pierce Leahy Corp.
      9.13%, 07/15/07                                     85                 80
   Pioneer Americas Acquisition Corp.
      9.25%, 06/15/07                                     55                 36
   Pioneer Natural Resource Co.
      9.63%, 04/01/10                                     46                 48
   Pitney Bowes Credit Corp.
      8.55%, 09/15/09                                     46                 49
   Plains Resources, Inc.
     10.25%, 03/15/06                                    350                349
   PP & L Capital Funding, Inc.
      6.79%, 11/22/04                                    830                812
   Praxair, Inc.
      6.75%, 03/01/03                                     75                 73
   Prestolite Electric, Inc.
      9.63%, 02/01/08                                    162                104
   Pride Petroleum Services, Inc.
      9.38%, 05/01/07                                     50                 50
   Primedia, Inc.
      7.63%, 04/01/08                                    100                 91
   PSINet, Inc.
     10.00%, 02/15/05                                    115                143
   PSINet, Inc.
     11.50%, 11/01/08                                    125                118
   PSI Net, Inc.
     11.00%, 08/01/09                                     50                 47
   Raytheon Co.
      6.30%, 08/15/00                                    500                499
   RBF Finance Co.
     11.38%, 03/15/09                                    105                114
   RCN Corp.+
     10.00%, 10/15/07                                     50                 43
   RCN Corp.+
      0.00%, 07/01/09                                    150                 84
   Reliastar Financial Corp.
      6.50%, 11/15/08                                    211                193
   Republic NY Corp.
      9.30%, 06/01/21                                  1,865              2,061
   Reynolds (R J) Tobacco Holdings, Inc.
      7.75%, 05/15/06                                    800                713
   SB Treasury Co. pfd.
      9.40%, 12/29/49                                    800                769
   SCG Holdings Corp.**
     12.00%, 08/01/09                                     70                 75

See notes to the financial statements

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE BONDS/NOTES
  (continued)

   Scotts Co.**
      8.63%, 01/15/09                                $    25             $   24
   Seagram Joseph E & Sons, Inc.
      8.88%, 09/15/11                                  1,647              1,749
   Sealy Mattress Co.+
      0.00%, 12/15/07                                     45                 32
   Sierra Pacific Resource
      8.75%, 05/15/05                                    500                507
   Sovereign Specialty Chemicals**
    11.88%, 03/15/10                                      60                 62
   Standard Pacific Corp.
      8.50%, 06/15/07                                    225                200
   Staples, Inc.
      7.13%, 08/15/07                                    550                496
   Stater Brothers Holdings, Inc.
     10.75%, 08/15/06                                    133                106
   Station Casinos, Inc.
      8.88%, 12/01/08                                    150                143
   Sullivan Graphics, Inc.
     12.75%, 08/01/05                                    147                149
   Sunoco, Inc.
      7.75%, 09/01/09                                    650                630
   Telecommunications Techniques Co.
      9.75%, 05/15/08                                    140                126
   Tenet Healthcare Corp.
      8.13%, 12/01/08                                    150                137
   Texas Petrochemicals Corp.
     11.13%, 07/01/06                                    138                117
   Textron Financial Corp.
      6.51%, 03/18/02                                    200                200
   360Networks, Inc.
     13.00%, 05/01/08                                     45                 45
   Time Warner Telecom, LLC
      9.75%, 07/15/08                                    112                109
   Toll Corp.
      7.75%, 09/15/07                                     50                 45
   Triad Hospitals Holdings, Inc.
     11.00%, 05/15/09                                    113                116
   Tricon Global Restraurants, Inc.
      7.65%, 05/15/08                                     75                 67
   True Temper Sports, Inc.
     10.88%, 12/01/08                                    100                 95
   TRW, Inc.
      6.68%, 03/25/02                                    700                699
   Tuboscope Vetco International, Inc.
      7.50%, 02/15/08                                    125                110
   TV Guide, Inc.
      8.13%, 03/01/09                                     75                 74
   United Air Lines, Inc.
     10.67%, 05/01/04                                    386                393
   United Air Lines, Inc.
      9.13%, 01/15/12                                    422                403

See notes to the financial statements

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                    Principal
                                                     Amount            Market
                                                      (000)             (000)
--------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE BONDS/NOTES
  (continued)

   Universal Hospital Services
     10.25%, 03/01/08                                $    75             $   40
   USA Networks, Inc.
      6.75%, 11/15/05                                    825                783
   USX Marathon Group
      6.65%, 02/01/06                                  1,554              1,568
   Verio, Inc.
     11.25%, 12/01/08                                    150                168
   Viatel, Inc.
     11.25%, 04/15/08                                    116                 86
   Warner Chilicott, Inc.**
     12.63%, 02/15/08                                    100                102
   Waste Management, Inc.
      6.88%, 05/15/09                                    100                 88
   Waste Management, Inc.
      7.38%, 05/15/28                                    500                410
   Webb Del Corp.
     10.25%, 02/15/10                                     50                 43
   Weirton Steel Corp.
     11.38%, 07/01/04                                    112                118
   Wells Fargo Bank NA
      6.78%, 05/02/05                                    400                399
   WESCO Distribution, Inc.
    9.13%, 06/01/08                                      175                160
   Western Financial BK-FSB
      8.88%, 08/01/07                                    213                190
   Western Resources, Inc.
      6.88%, 08/01/04                                     15                 13
   Westpoint Stevens, Inc.
      7.88%, 06/15/08                                    155                123
   Williams Communications Group
     10.88%, 10/01/09                                     40                 39
   Winstar Communications, Inc.
      0.00%, 04/15/10                                    125                 57
   Winstar Communications, Inc.
     12.75%, 04/15/10                                     23                 21
   WMX Technologies, Inc.
      7.00%, 10/15/06                                    125                114
   Young Broadcasting, Inc.
      8.75%, 06/15/07                                    125                115
   Zurich Capital Trust Co.
      8.38%, 06/01/37                                    600                557

Asset Backed
   AESOP Funding II LLC**
      6.14%, 05/20/06                                    500                474

Yankee
   Bank of Tokyo Mitsubishi Ltd.
      8.40%, 04/15/10                                    370                373
   Deutsche Telekom International
      8.25%, 06/15/30                                    340                344
   Ford Capital BV
      9.375%, 05/15/01                                   147                149

See notes to the financial statements

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)


Statement of Investments (continued)
Income Fund

June 30, 2000

                                                        Principal
                                                         Amount            Market
                                                          (000)             (000)
--------------------------------------------------------------------------------------
U.S. AND FOREIGN
CORPORATE BONDS/NOTES
  (concluded)

Mexican Global Corp.
     10.375%, 02/17/09                                  $    210          $      224
   Mexican Global Corp.
     11.50%, 05/15/26                                      1,215               1,458
   Royal Bank Scotland Group, PLC pfd.
      8.817%, 03/31/05                                       300                 309
   RSL Communications, PLC
     12.875%, 03/01/10                                        45                  33

--------------------------------------------------------------------------------------
Total U.S. and Foreign Corporate
Bonds/Notes 37.40%                                                            56,905
   (Cost $61,669)

SHORT-TERM INVESTMENTS

    State Street Bank and Trust - Repurchase Agreement
      5.50%, 07/03/00, (secured by $3,567
       US Treasury Note, 6.25%, 08/15/23)                  3,493               3,493

    Paine Webber - Repurchase Agreement
      6.55%, 07/03/00, (secured by $1,097
      US Treasury Bond, 14.00%, 11/15/11)                  1,086               1,086
--------------------------------------------------------------------------------------

Total Short-Term Investments 3.01%                                             4,579
   (Cost $4,579)
--------------------------------------------------------------------------------------

Total Investments 103.13%                                                    156,900
   (Cost $157,056)

Liabilities in Excess of
    Cash and Other Assets (3.13%)                                            (4,760)
--------------------------------------------------------------------------------------

Net Assets 100.00%                                                          $152,140
--------------------------------------------------------------------------------------

* Non-income producing during the six months ended June 30, 2000 as this security did not pay dividends.

** Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At June 30, 2000 these securities amounted to $3,501 or 2.3 percent of net assets.

***  Defaulted

+ Denotes a step bond: A zero coupon bond that converts to a fixed or variable rate at a future date.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments
Short-Term Investment Fund

June 30, 2000

                                    [GRAPH]

          Short-term Investments, Cash & Other Net Assets        100%


                                                       Principal
                                                         Amount        Market
                                                          (000)         (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS

Federal Agriculture Mortgage Corp.
   Discount Note
    6.42%, 07/05/00                                    $    150       $    150

Federal Farm Credit Bank Discount Note
    6.44%, 08/17/00                                         340            337

Federal Home Loan Bank Discount Note
    6.42%, 07/07/00                                         325            325

Federal Home Loan Mortgage Corp.
   Discount Notes
    6.44%, 08/03/00                                         259            257
    6.45%, 08/03/00                                         119            118

Federal National Mortgage Association
   Discount Note
    6.45%, 08/24/00                                         215            213

Paine Webber -  Repurchase Agreement
    6.55%, 07/03/00, (secured by $342
    US Treasury Bill, 5.25%, 02/15/29)                      342            342
--------------------------------------------------------------------------------

Total Investments 100.05%                                                1,742
   (Cost $1,742)

Liabilities in Excess of
   Cash and Other Assets  (0.05%)                                           (1)
--------------------------------------------------------------------------------

Net Assets  100.00%                                                   $  1,741
================================================================================

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments
Small Cap Growth Fund

June 30, 2000

                                    [GRAPH]

                 Cash &  Other Net Assets                9.0%
                 Common Stock                           91.0%


                                                        Number of       Market
                                                          Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK

Business Services 1.09%
   Getty Images, Inc.*                                    27,700       $  1,027

Communication Equipment & Services 11.38%
   Accelerated Networks, Inc.*                             1,300             55
   Ditech Communications Corp.*                            6,600            624
   Microcell Telecommunications, Inc. - B*                17,400            626
   Natural Microsystems Corp.*                            16,000          1,799
   Pinnacle Holdings, Inc.*                               37,600          2,030
   Polycom, Inc.*                                         13,500          1,270
   Powerwave Technologies, Inc.*                          17,776            782
   Proxim, Inc.*                                           4,600            453
   REMEC, Inc.*                                            6,300            263
   SBA Communications Corp.*                              41,100          2,135
   Sonus Networks, Inc.*                                   4,600            726
--------------------------------------------------------------------------------
                                                                         10,763
Computer Software & Services 14.94%
   I2 Technologies, Inc.*                                 10,780          1,124
   Actuate Corp.*                                            700             37
   Aether Systems, Inc.*                                   5,600          1,148
   Art Technology Group, Inc.*                             9,500            959
   Aspen Technology, Inc.*                                 4,800            185
   Broadbase Software, Inc.*                               2,300             71
   Business Objects SA (ADR)*                              2,800            246
   Cognizant Technology Solutions Corp. - A*               4,900            162
   Jack Henry & Associates, Inc.                           3,400            170
   M-Systems, Inc.*                                       15,600          1,214
   Macromedia, Inc.*                                       6,300            609
   Mercury Interactive Corp.*                             10,400          1,006
   Micromuse, Inc.*                                        7,200          1,191
   NetIQ Corp.*                                            2,400            143
   Nuance Communications, Inc.*                            3,400            283
   Remedy Corp.*                                          32,000          1,784
   RSA Security, Inc.*                                    11,600            806
   SmartForce PLC*                                        27,600          1,321
   Titan Corp.*                                           30,900          1,383
   WatchGuard Technologies, Inc.*                          5,200            286
--------------------------------------------------------------------------------
                                                                         14,128
Construction 1.96%
   Insituform Technologies, Inc.*                         10,500            287
   MasTec Inc.*                                           17,350            663
   SpectraSite Holdings, Inc.*                            31,700            899
--------------------------------------------------------------------------------
                                                                          1,849
Electronic Equipment & Services 15.88%
   Actel Corp.*                                           17,300            788
   Alpha Industries, Inc.*                                15,000            661
   Applied Micro Circuits Corp.*                           6,337            626
   Capstone Turbine Corp.*                                 1,200             54
   Elantec Semiconductor, Inc.*                            8,500            592
   EXFO Electro-Optical Engineering, Inc.*                 1,100             48
   Flextronics International Ltd.*                        15,730          1,081
   GSI Lumonics, Inc.*                                     3,100            109

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (continued)
Small Cap Growth Fund

June 30, 2000

                                                        Number of       Market
                                                          Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK (continued)

   Kemet Corp.*                                           11,842       $    297
   Kent Electronics Corp.*                                29,000            865
   Kopin Corp.*                                           20,700          1,432
   Littelfuse, Inc.*                                       5,700            279
   Manufacturers Services Ltd.*                            4,200             86
   Marvell Technology Group Ltd.*                            800             46
   Mattson Technology, Inc.*                               6,500            211
   New Focus, Inc.*                                        2,900            238
   Plexus Corp.*                                          13,700          1,548
   Power-One, Inc.*                                        9,700          1,105
   Sanmina Corp.*                                          4,760            407
   SDL, Inc.*                                              8,600          2,453
   Stratos Lightwave, Inc.*                                  800             22
   TranSwitch Corp.*                                       9,385            724
   Trimble Navigation Ltd.*                               16,100            786
   Varian Semiconductor Equipment, Inc.*                   8,900            559
--------------------------------------------------------------------------------
                                                                         15,017
Energy 5.51%
   Atwood Oceanics, Inc.*                                  6,900            306
   Cal Dive International, Inc.*                          12,800            694
   Core Laboratories N.V.*                                22,600            655
   Grant Prideco, Inc.*                                    7,800            195
   Hanover Compresso Co.*                                  7,800            296
   Marine Drilling Co., Inc.*                             56,300          1,576
   Rowan Companies, Inc.*                                 42,600          1,294
   Superior Energy Services, Inc.*                        18,400            191
--------------------------------------------------------------------------------
                                                                          5,207
Entertainment & Recreation 2.65%
   International Game Technology, Inc.                    22,000            583
   MGM Grand, Inc.*                                       22,300            716
   Park Place Entertainment Corp.*                        43,300            528
   Station Casinos, Inc.*                                 27,100            677
--------------------------------------------------------------------------------
                                                                          2,504
Financial Services 1.70%
   Investors Financial Services Corp.                     40,600          1,611

Food and Beverage 1.90%
   Brinker International, Inc.*                           25,300            740
   Cheesecake Factory, Inc.*                               9,600            263
   Jack in the Box, Inc.*                                 32,200            793
--------------------------------------------------------------------------------
                                                                          1,796
Health Care & Pharmaceuticals 27.62%
   Aclara Biosciences, Inc.*                              18,665            950
   Alkermes, Inc.*                                        10,600            499
   Aurora Biosciences Corp.*                               8,400            573
   Barr Laboratories, Inc.*                                7,800            350
   Celgene Corp.*                                         33,500          1,972
   Cephalon, Inc.*                                        13,900            851

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (continued)
Small Cap Growth Fund

June 30, 2000

                                                        Number of       Market
                                                          Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK (concluded)

   Charles River Laboratories International, Inc.*         1,600       $     36
   Digene Corporation*                                    16,900            682
   Emisphere Technologies, Inc.*                          19,500            830
   Genzyme Transgenics Corp.*                              9,500            257
   Inhale Therapeutics Systems, Inc.*                     19,100          1,937
   IntraBiotics Pharmaceuticals, Inc.*                    20,100            535
   Lexicon Genetics, Inc.*                                 2,600             90
   Maxim Pharmaceuticals, Inc.*                            5,700            293
   Medicis Pharmaceutical Corp.*                           9,000            513
   Millennium Pharmaceuticals, Inc.*                      16,300          1,823
   Noven Pharmaceuticals, Inc.*                           22,471            676
   Pharmacopeia, Inc.*                                    27,300          1,266
   Pharmacyclics, Inc.*                                   15,200            925
   PolyMedica Corp.*                                       9,200            398
   QLT, Inc.*                                              8,700            675
   Shire Pharmaceuticals Group PLC (ADR)*                 34,621          1,796
   Techne Corp.*                                          14,500          1,914
   Titan Pharmaceuticals, Inc.*                           33,700          1,449
   United Therapeutics Corp.*                             12,200          1,321
   Varian, Inc.*                                          21,400            986
   Vertex Pharmaceuticals, Inc.*                          23,900          2,517
--------------------------------------------------------------------------------
                                                                         26,114
Manufacturing (Diversified) 1.20%
   Lone Star Technologies, Inc.*                           3,100            143
   MSC Industrial Direct Co.*                             13,300            278
   Shaw Group, Inc.*                                       8,900            419
   Trex Company, Inc.*                                     5,800            290
--------------------------------------------------------------------------------
                                                                          1,130
Retail 1.93%
   99 Cents Only Stores*                                   9,800            391
   Pier 1 Imports, Inc                                    48,700            475
   Talbots, Inc.                                          17,452            959
--------------------------------------------------------------------------------
                                                                          1,825
Trucking 0.10%
   American Freightways Corp.*                             6,800             99

Utility 3.18%
   Calpine Corp.*                                         45,800          3,011
--------------------------------------------------------------------------------

Total Common Stock 91.04%                                              $ 86,081
   (Cost $70,523)
================================================================================

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (concluded)
Small Cap Growth Fund

June 30, 2000

                                                       Principal
                                                         Amount        Market
                                                          (000)         (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT

Federal Home Loan Bank Discount Note
   6.570%, 07/03/00                                       10,220      $ 10,216
--------------------------------------------------------------------------------

Total Short-Term Investment 10.80%                        10,220        10,216
   (Cost $10,216)
--------------------------------------------------------------------------------

Total Investments 101.84%
   (Cost $80,739)                                                       96,297

Liabilities in Excess of
   Cash and Other Assets (1.84%)                                        (1,741)
--------------------------------------------------------------------------------

Net Assets  100.00%                                                    $94,556
================================================================================

* Non-income producing during the six months ended June 30, 2000 as this security did not pay divdends.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments
International Equity Fund

June 30, 2000

                                    [GRAPH]

                    North America                     1.7%
                    Cash & Other Net Assets           6.4%
                    Pacific                          31.5%
                    Europe                           60.4%

                                                        Number of       Market
                                                          Shares         (000)
--------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK

Australia 1.48%
   Broken Hill Proprietary Co. Ltd. (Steel & Metals)      28,139       $    332
   WMC Ltd. (Steel & Metals)                              46,300            207
   Woodside Petro Ltd. (Oil Companies)                    16,300            127
--------------------------------------------------------------------------------
                                                                            666
Canada 1.66%
   Canadian National Railway Co. (Railroads)              13,089            381
   Nortel Networks Corp. (Telecommunications)              5,300            368
--------------------------------------------------------------------------------
                                                                            749
China 0.62%
   China Mobile (HK) (Telecommunications)*                32,000            282

Finland 1.46%
   Nokia AB - A (Telecom Equipment)                       12,880            657

France 18.24%
   Alcatel Alasthom Cge (Telecom Equipment)               11,733            770
   Aventis SA (Chemicals)                                 12,672            920
   AXA UAP (Insurance)                                     2,820            444
   Bic SA (Consumer Products)                               5410            265
   Bnp Paribas (Banking)                                   5,434            523
   Bouygues (Real Estate)                                    481            321
   Casino Guichardo Perrach pfd. (Retail)                  3,765            231
   Christian Dior (Apparel)                                1,721            390
   Credit Lyonnais (Banking)                               8,596            409
   Dassault Systems (Business Services)                    1,768            165
   Eurotunnel EPLC (Construction)*                       194,932            177
   Lagardere S.C.A. (Diversified Manufacture)              2,514            192
   Louis Vuitton Moet-Hennessy (Retail)                      136             56
   Pinault Printemps (Retail)                              1,990            442
   Rhodia SA (Chemicals)                                  20,141            338
   Schneider Electric SA (Industrial Specialty)            2,667            186
   Stmicroelectronics (Electronic Components)             12,263            773
   Suez Lyonnaise Des Eaux (Water Supply)                  3,271            573
   Total Fina SA-B (Oil & Gas Production)                  6,769          1,038
   Vivendi (Water Supply)                                    233             20
--------------------------------------------------------------------------------
                                                                          8,233
Germany 10.74%
   Allianz AG (Insurance)                                  1,381            496
   Bayer AG (Chemicals)                                   10,006            391
   Bayer Hypo Vereins (Banking)                            7,188            464
   Celanese AG (Chemicals)                                   458              9
   CommerzBank AG (Banking)                                5,186            186
   Deutsche Telekom (Telecommunications)                   3,288            188
   Dresdner Bank AG (Banking)                              5,439            224
   E.On AG Corporation (Electric Utilities)               18,513            893
   Epcos (Electronic Components & Distribution)*           4,407            440
   Ergo Versicherungs Gruppe Ag (Insurance)                1,962            223
   Heidelberger Druckmaschinen (Printing & Publishing)       282             17


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (continued)
International Equity Fund

June 30, 2000

                                                        Number of       Market
                                                          Shares         (000)
--------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (continued)

   Munchener Ruckvers (Insurance)                          1,500       $    471
   SAP AG pfd. (Computer Software)                         1,020            188
   Siemens AG (Electrical Products)                        4,372            658
--------------------------------------------------------------------------------
                                                                          4,848
Hong Kong 0.73%
   Hutchison Whampoa Ltd-ORD
       (Diversified Manufacture)                          15,400            194
   Legend Holdings Limited (EDP Peripherals)              88,000             85
   Li & Fung Ltd. (Wholesale Distribution)                10,000             50
--------------------------------------------------------------------------------
                                                                            329
Italy 6.62%
   Alleanza Assicuraz (Insurance)                         12,100            161
   Assicurazioni Generali Spa (Insurance)                 15,000            514
   BCA Intesa Spa (Banking)                               86,371            387
   Gucci Group (Retail)                                    3,635            344
   Holding DI Partecipazioni Industrial (Miscellaneous)*  85,600            114
   Mediobanca Spa (Banking)*                              47,600            491
   Ras (Insurance)                                        16,000            176
   Sao Paolo Imi Spa (Banking)                            20,000            355
   Seat-Pagine Gialle Spa (Printing & Publishing)        129,600            448
--------------------------------------------------------------------------------
                                                                          2,990
Japan 23.04%
   Advantest Corp. (Electronic Components)                 1,000            223
   Benesse Corp. (Computer Software)                       1,600            111
   Chugai Pharmaceutical Ltd. (Parmaceuticals)            22,000            416
   Daiwa Securities Co. Ltd. (Financial)                  21,000            277
   DDI Corp. (Telecommunications)                             17            163
   East Japan Railway (Railroads)                             74            430
   Fuji Bank (Banking)*                                   49,000            372
   Fujisawa Pharmaceutical (Pharmaceuticals)               3,000            121
   Fujitsu Ltd. (Electronic Components)                   18,000            623
   Kyocera Corp. (Electronic Componets)                    3,000            509
   Matsushita Electric Ind. Co. (Electronic Components)   17,000            441
   Mitsubishi Estate (Real Estate)                        22,000            259
   Mitsui Fudosan (Real Estate)                           26,000            282
   Murata Mfg. Co. (Electronic Components)                 3,000            430
   NEC Corp. (Electronic Components)                      19,000            596
   Nikko Securites (Financial)                            27,000            267
   Nintendo Co. Ltd. Kyoto (Recreational Products)         1,900            332
   Nippon Telephone & Telegraph Corp.
       (Telecommunications)                                   21            279
   Nissan Motor Co. Ltd. (Automobilies)*                  43,000            253
   Nomura Securities (Financial)                          21,000            514
   NTT Mobile Communications Network, Inc.
      (Telecommunications)                                    17            460
   Ricoh Co. (Office Equipment/Supply)                    11,000            233
   Sakura Bank (Banking)                                  59,000            408
   Sankyo Co. Ltd. (Pharmaceutical)                       17,000            384
   Sanyo Electric Co. (Electronic Components)             26,000            234
   Softbank Corporation (Computer Software)                  600             81
   Sony Corp. (Consumer Electronics)                       2,800            261

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (continued)
International Equity Fund

June 30, 2000

                                                        Number of       Market
                                                          Shares         (000)
--------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (continued)

   Sony Corp. (ADR) (Consumer Electronics)                   600        $    57
   Sumitomo Electric Inds (Electrical Products)           17,000            291
   Tokyo Electron (Electronic Components)                  1,000            137
   Toshiba Corp. (Electronic Components)                  46,000            519
   Yamanouchi Pharmacy Co. LTD (Pharmaceuticals)           8,000            437
--------------------------------------------------------------------------------
                                                                         10,400
Netherlands 3.41%
   Abn Amro Hldgs. NV (Banking)                           18,380            450
   Akzo-Nobel NV (Chemicals)                               4,350            185
   Asm Lithography Holdings NV (Computers)*                6,020            259
   Kon KPN NV (Telecommunications)                         8,540            382
   Laurus NV (Retail)                                      4,340             52
   Vnu NV (Print Media)                                    4,090            211
--------------------------------------------------------------------------------
                                                                          1,539
Singapore 0.38%
   Chartered Semiconductors Mfg. (ADR)
      (Electronic Components)*                             1,900            172

South Korea 3.67%
   Samsung Electronics Ltd. (Electronic Components)        5,400          1,056
   SK Telecom Ltd. (ADR) (Telecommunications)             16,600            602
--------------------------------------------------------------------------------
                                                                          1,658
Spain 0.86%
   Telefonica SA (Telecommunications)*                    18,030            387

Sweden 1.46%
   L.M. Ericsson Telephone Co. - B (ADR)
      (Telecom Equipment)                                 33,200            657

Switzerland 3.08%
   Nestle SA  (Food & Beverage)                              284            568
   Roche Holdings Basel AG (Pharmaceuticals)                  28            273
   Swiss Ruckversicher (Insurance)                           104            212
   UBS AG (Banking)                                        2,315            339
--------------------------------------------------------------------------------
                                                                          1,392
Taiwan 1.56%
   Gigamedia Ltd. (Computer Software)*                     2,600             31
Taiwan Semiconductor-SP ADR
      (Electronic Components)*                            17,375            673
--------------------------------------------------------------------------------
                                                                            704
United Kingdom 14.56%
   Arm Holdings Plc (Electronic Conductors)*               9,435            101
   Bae Systems (Aerospace)                                56,033            349
   Billiton (Steel & Metals)                              30,540            124
   BOC Group PLC (Chemicals)                              21,139            304
   BP Amoco PLC (Oil Companies)                           69,099            663
   British Airways (Aerospace)                            35,668            205
   Cable & Wireless PLC (Telecommunications)              21,529            364
   Glaxo Wellcome PLC (Pharmaceuticals)                    8,090            236

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (concluded)
International Equity Fund

June 30, 2000

                                                        Number of       Market
                                                          Shares         (000)
--------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (concluded)

   Prudential Corp. PLC (Insurance)                       25,124        $   368
   Reed International (Print Media)                       58,186            506
   Rentokil Group (Busniess Services)                     34,305             78
   Reuters Group PLC (Printing & Publishing)              32,977            562
   Rio Tinto-Zinc Corp. PLC  (Steel & Metals)             34,451            563
   Shell Transportation & Trading Co. PLC
      (Oil Companies)                                     75,879            633
   SmithKline Beecham PLC (Pharmaceuticals)               17,093            224
   Standard Chartered (Banking)                           22,453            280
   Vodafona Airtouch Public Ltd. (Cellular Telephones)   249,971          1,010
--------------------------------------------------------------------------------
                                                                          6,570

Total Common and Preferred Stock 93.57%                                  42,233
   (Cost $39,601)

                                                        Principal
                                                         Amount         Market
                                                          (000)          (000)
--------------------------------------------------------------------------------
CORPORATE NOTES

France 0.27%
   Eurotunnel (Construction)*
   variable rate, 04/30/40                              $    100         $  121

United Kingdom 0.01%
   British Aerospace (Aerospace)
   7.45%, 11/30/03                                             2              4
--------------------------------------------------------------------------------

Total Corporate Notes 0.28%                                  102            125
   (Cost $151)

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT

Federal Home Loan Mortgage Discount Note                   2,943          2,942
   6.57%, 07/03/00
--------------------------------------------------------------------------------

Total Short-Term Investment 6.52%                                         2,942
   (Cost $2,942)
--------------------------------------------------------------------------------

Total Investments   100.37%                                              45,300
   (Cost $42,694)

Foreign Currency 0.10% (Various Denominations)                               46
   (Cost $46)

Liabilities in Excess of
   Cash and Other Assets  (0.47%)                                          (211)
--------------------------------------------------------------------------------

Net Assets  100.00%                                                     $45,135
================================================================================


* Non-income producing during the six months ended June 30, 2000 as this security did not pay dividends.

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments
Socially Responsible Fund

June 30, 2000

                                    [GRAPH]

                   Cash & Other Net Assets              1.3%
                   Common & Preferred Stock            98.7%

                                                        Number of       Market
                                                          Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK

Aerospace 1.00%
   Rockwell International Corp.                           23,250         $  732

Banks & Financial Services 12.64%
   Bank of America Corp.                                  21,850            940
   Bank One Corp.                                         26,000            691
   Chase Manhattan Corp.                                  13,800            636
   Citigroup, Inc.                                        29,400          1,771
   Federal National Mortgage Association                  19,750          1,031
   Fleet Boston Financial Corp.                           23,200            789
   Lehman Brothers Holdings, Inc.                         14,400          1,362
   PNC Bank Corp.                                         28,500          1,336
   US Bancorp                                             34,700            667
--------------------------------------------------------------------------------
                                                                          9,223
Business Machines 3.39%
   Compaq Computer Corp.                                  68,000          1,738
   Hewlett-Packard Co.                                     5,900            736
--------------------------------------------------------------------------------
                                                                          2,474
Business Services 2.92%
   Computer Associates International, Inc.                41,600          2,129

Chemicals 2.33%
   DuPont (E.I.) de Nemours & Co.                         20,400            893
   Rohm & Haas Co.                                        23,400            807
--------------------------------------------------------------------------------
                                                                          1,700
Communication Equipment & Services 8.25%
   AT&T Corp.                                             23,400            740
   BellSouth Corp.                                        24,800          1,057
   SBC Communications, Inc.                               27,422          1,186
   Sprint Corp.                                           20,500          1,046
   Verizon Communications                                 39,122          1,988
--------------------------------------------------------------------------------
                                                                          6,017
Computer Software & Services 2.21%
   Cadence Design Systems, Inc.                           45,000            917
   Unisys Corp.                                           47,900            698
--------------------------------------------------------------------------------
                                                                          1,615
Consumer Products 5.34%
   Avon Products, Inc.                                    26,700          1,188
   Clorox Co.                                             24,500          1,098
   Colgate-Palmolive Co.                                  14,200            850
   H. J. Heinz Co.                                        17,400            761
--------------------------------------------------------------------------------
                                                                          3,897
Electrical Equipment & Services 4.24%
   Agilent Technologies, Inc.                              4,347            321
   Eaton Corp.                                            10,600            710
   Micron Technology, Inc.                                17,700          1,559
   Tektronix, Inc.                                         6,800            503
--------------------------------------------------------------------------------
                                                                          3,093
Energy 8.67%
   Burlington Resources, Inc.                             21,500            822

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (continued)
Socially Responsible Fund

June 30, 2000

                                                        Number of       Market
                                                          Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK (concluded)

   Conoco, Inc. - B                                       16,100        $  354
   Royal Dutch Petroleum Co.                              41,900          2,579
   Schlumberger Ltd.                                      14,900          1,112
   Texaco, Inc.                                           19,300          1,028
   Williams Companies, Inc. (The)                         10,300            429
--------------------------------------------------------------------------------
                                                                          6,324
Food & Beverage 4.12%
   PepsiCo, Inc.                                          67,600          3,004

Health Care & Pharmaceuticals 8.58%
   Abbott Laboratories                                    27,200          1,212
   Becton, Dickinson and Co.                              35,200          1,010
   Bristol-Myers Squibb Co.                               18,000          1,049
   Merck & Co., Inc.                                      23,400          1,793
   Pharmacia & Upjohn, Inc.                               23,101          1,194
--------------------------------------------------------------------------------
                                                                          6,258
Insurance 7.66%
   American International Group, Inc.                     14,400          1,692
   Lincoln National Corp.                                 37,000          1,337
   Marsh & McLennan Cos., Inc.                            12,100          1,264
   St. Paul Cos., Inc.                                    37,900          1,293
--------------------------------------------------------------------------------
                                                                          5,586
Manufacturing (Diversified) 5.54%
   Diebold, Inc.                                          12,200            340
   Emerson Electric Co.                                   19,600          1,183
   Koninklijke Philips Electronics NV (ADR)               29,600          1,406
   Parker Hannafin Corp.                                  32,500          1,113
--------------------------------------------------------------------------------
                                                                          4,042
Media 4.27%
   Disney (Walt) Co.                                      39,400          1,529
   McGraw Hill Cos., Inc.                                 29,400          1,588
--------------------------------------------------------------------------------
                                                                          3,117
Other 3.63%
   Standard & Poor's Depository Receipts                  18,200          2,644

Railroad & Shipping 1.38%
   Canadian National Railway Co.                          34,400          1,004

Real Estate 0.66%
   Boston Properties, Inc.                                12,400            479

Retail 3.84%
   Albertson's, Inc.                                      31,463          1,046
   Target Corp.                                           30,200          1,752
--------------------------------------------------------------------------------
                                                                          2,798
Utilities 4.09%
   FPL Group, Inc                                         22,600          1,119
   PECO Energy Co.                                        20,700            834
   Unicom Corp.                                           26,550          1,027
--------------------------------------------------------------------------------
                                                                          2,980

Total Common Stock 94.76%                                                69,116
   (Cost $69,021)
================================================================================

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Investments (concluded)
Socially Responsible Fund

June 30, 2000

                                                        Number of       Market
                                                          Shares         (000)
--------------------------------------------------------------------------------
PREFERRED STOCKS

Business Services 2.30%
   News Corp Ltd.                                         35,300        $ 1,677

Chemicals 0.47%
   Monsanto Co.*                                           7,600            344

Media 1.18%
   MediaOne Group, Inc.                                   21,200            859

Total Preferred Stock 3.95%                                               2,880
   (Cost $2,893)
--------------------------------------------------------------------------------

Total Common and Preferred Stock 98.71%                                  71,996
   (Cost $71,914)
================================================================================

                                                        Principal
                                                         Amount         Market
                                                          (000)          (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT

Federal Home Loan Bank Discount Note
      6.57%, 07/03/00                                   $  2,104        $ 2,104
--------------------------------------------------------------------------------

Total Short-Term Investment 2.88%                                         2,104
   (Cost $2,103)
--------------------------------------------------------------------------------

Total Investments   101.59%                                              74,100
   (Cost $74,017)
--------------------------------------------------------------------------------

Liabilities In Excess of
   Cash and Other Assets (1.59%)                                         (1,163)
--------------------------------------------------------------------------------

Net Assets  100.00%                                                     $72,937
================================================================================

* Non-income producing during the six months ended June 30, 2000 as this security did not pay dividends.


See notes to the financial statements.

                      (This page intentionally left blank)

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statements of Assets and Liabilities

June 30, 2000                                                                             SMALL CAP     INTERNATIONAL      SOCIALLY
                                  EQUITY         BALANCED        INCOME     SHORT-TERM      GROWTH         EQUITY        RESPONSIBLE
                                   FUND            FUND           FUND         FUND          FUND           FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
Cash                           $       2,635  $      8,085  $      1,333  $         431  $     105,063  $       2,310  $       1,672

Investments at market value*     736,036,546   345,556,961   156,899,886      1,742,374     96,297,355     45,300,412     74,099,233

Foreign currency at value*                --            --            --             --             --         46,329             --

Foward currency contracts                 --            --            --             --             --          4,477             --

Dividends and interest receivable    982,590            13     2,151,126             34             --         30,934         75,683

Receivable-foreign taxes                   3             1            --             --             --         42,610            525

Receivable-fund shares sold          196,697       121,596         5,006          1,117        204,749         88,474        116,639

Receivable-investments sold       11,348,237            --       430,438             --        698,810        353,597             --

Other assets                              --        25,162            --             --          8,162             --             --

------------------------------------------------------------------------------------------------------------------------------------

  Total Assets                   748,566,708   345,711,818   159,487,789      1,743,956     97,314,139     45,869,143     74,293,752

------------------------------------------------------------------------------------------------------------------------------------


LIABILITIES
Foward currency contracts                 --            --            --             --             --          3,005             --

Payable-fund
  shares redeemed                    351,707       441,486       342,011            137         22,213          5,220         13,915

Payable-investments
  purchased                       13,188,545            --     6,840,025             --      2,624,439        675,696      1,247,878

Payable-advisory
  and related fees                   743,536         7,500       132,767             --        111,879         50,161         83,608

Accrued expenses                      63,430            --        32,999          2,383             --             --         11,390

------------------------------------------------------------------------------------------------------------------------------------

  Total Liabilities               14,347,218       448,986     7,347,802          2,520      2,758,531        734,082      1,356,791

------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                     $ 734,219,490  $345,262,832  $152,139,987  $   1,741,436  $  94,555,608  $  45,135,061  $  72,936,961

------------------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF:
Par value of common shares        36,082,471     2,066,485     1,218,247         17,153             --             --             --

Paid in surplus                  748,803,978   362,301,759   146,903,318      1,675,575     69,852,112     40,070,009     69,455,182

Accumulated undistributed
  net investment income (loss)     4,316,727     1,036,575     4,775,858         48,685       (242,158)       168,979        335,675

Accumulated distributions in
  excess of net realized gain (loss)
  from investments and foreign
  currency transactions          (61,622,774)  (13,658,632)     (601,143)            23       9,387,345     2,287,990      3,064,158

Net unrealized appreciation
  (depreciation) on
  investments and translation
  of assets and liabilities
  in foreign currency              6,639,088    (6,483,355)     (156,293)            --     15,558,309      2,608,083         81,946

------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                     $ 734,219,490  $345,262,832  $152,139,987  $   1,741,436  $  94,555,608  $  45,135,061  $  72,936,961

------------------------------------------------------------------------------------------------------------------------------------


Number of shares outstanding:     36,082,471    20,664,849    12,182,473        171,531      4,453,550      2,774,580      5,344,915

(Authorized 50,000,000
shares each)
Par Value                               1.00          0.10          0.10          0.10            0.00          0.00           0.00
------------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE
PER SHARE                      $       20.35  $      16.71  $      12.49  $       10.15  $       21.23  $       16.27  $       13.65

------------------------------------------------------------------------------------------------------------------------------------


* Cost of Securities:
  Investments                  $ 729,397,458  $352,040,316  $157,056,179  $   1,742,374  $  80,739,045  $  39,751,864  $  74,017,287

  Foreign Currency                        --            --            --             --             --         46,392             --


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statements of Operations

For the Six Months Ended June 30, 2000

                                                                                          SMALL CAP     INTERNATIONAL     SOCIALLY
                                  EQUITY          BALANCED        INCOME     SHORT-TERM    GROWTH           EQUITY      RESPONSIBLE
                                   FUND             FUND           FUND         FUND        FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                      $ 6,758,505   $     84,489   $        --       $     --   $     7,239   $   357,158   $    591,853
  Interest                           290,403        769,432     5,373,799         53,300       367,041       127,091         77,727
------------------------------------------------------------------------------------------------------------------------------------
                                   7,048,908        853,921     5,373,799         53,300       374,280       484,249        669,580
  Foreign taxes withheld              (1,447)            --       (13,910)            --            --       (56,227)        (7,907)

------------------------------------------------------------------------------------------------------------------------------------
  Total investment income          7,047,461        853,921     5,359,889         53,300       374,280       428,022        661,673

EXPENSES:
  Advisory and related fees        3,205,664        153,948       588,755          4,401       658,963       242,122        382,188
  Fund pricing fees                    6,144          1,863         3,660          2,000         1,789         3,579          1,716
  Professional fees                   35,563         13,409         7,913          6,400         4,058         4,374          4,059
  Custodian fees                      90,379         10,097        17,014          1,784        11,570        12,681          7,957
  Transfer agent fees                 23,834             24            24             24            24            24             24
  Shareholder reports                 14,100          1,460           893            555         2,382         1,706          2,382
  Trustees' fees and expenses          3,886          3,886         3,886          3,886         3,886         3,886          3,886

------------------------------------------------------------------------------------------------------------------------------------
  Total expenses                   3,379,570        184,687       622,145         19,050       682,672       268,372        402,212
------------------------------------------------------------------------------------------------------------------------------------

  Less advisory and related
    fees waived                     (164,100)       (32,531)      (19,589)        (3,489)      (63,579)       (1,269)       (39,359)

  Less expenses paid by Horace Mann
    Investors, Inc.                       --             --            --         (9,313)           --        (7,600)            --
  Less earnings credits on
    cash balances                     (2,389)        (4,384)       (2,814)          (466)       (2,655)         (460)          (988)

  Less expenses paid by commission
    credits                          (72,974)        (4,559)           --             --            --            --             --

------------------------------------------------------------------------------------------------------------------------------------

    Net expenses                   3,140,107        143,213       599,742          5,782       616,438       259,043        361,865
------------------------------------------------------------------------------------------------------------------------------------


    Net investment
      income (loss)                3,907,354        710,708     4,760,147         47,518      (242,158)      168,979        299,808
------------------------------------------------------------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS):
  Realized gain (loss) from:
    Investments                  (60,545,036)   (13,220,030)     (555,328)            25     9,444,010     2,323,759      3,129,210
    Foreign currency transactions         --             --            --             --            --       (35,509)           (51)

------------------------------------------------------------------------------------------------------------------------------------


  Net realized gain (loss)
    on investments and foreign
    currency transactions        (60,545,036)   (13,220,030)     (555,328)            25     9,444,010     2,288,250      3,129,159

  Change in unrealized
    appreciation
    (depreciation) on:
    Investments                      609,821       (899,929)      461,158             --    (6,298,350)   (5,110,734)    (3,919,177)

  Translation of assets
    and liabilities in
    foreign currencies                    --             --            --             --            --         2,914             --

  Net realized and unrealized
    gain (loss) from investments
    and foreign currency
    transactions                 (59,935,215)   (14,119,959)      (94,170)            25     3,145,660    (2,819,570)      (790,018)

------------------------------------------------------------------------------------------------------------------------------------


NET INCREASE (DECREASE)
  IN NET ASSETS
FROM OPERATIONS                 $(56,027,861)  $(13,409,251)  $ 4,665,977   $     47,543   $ 2,903,502   $(2,650,591)  $   (490,210)

------------------------------------------------------------------------------------------------------------------------------------


See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Statement of Changes in Net Assets
For the Periods Ended June 30, 2000 and December 31, 1999

                                                   EQUITY FUND                  BALANCED FUND                   INCOME FUND
                                             2000            1999             2000          1999             2000          1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss)           $   3,907,354  $   7,194,167  $     710,708  $  14,074,710   $   4,760,147   $     817,879

  Net realized short-term gain (loss)
    on investments and
    foreign currency transactions          (36,395,525)    21,084,618    (11,358,573)    10,118,367        (333,357)        (60,131)


  Net realized long-term gain
    (loss) on investments and
    foreign currency transactions          (24,149,511)    18,209,988     (1,861,457)     6,351,720        (221,971)         16,747

  Net unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities
    in foreign currency                        609,821    (63,032,326)      (899,929)   (35,403,517)        461,158      (1,004,956)
------------------------------------------------------------------------------------------------------------------------------------

  Change in net assets
    from operations                        (56,027,861)   (16,543,553)   (13,409,251)    (4,858,720)      4,665,977        (230,461)
------------------------------------------------------------------------------------------------------------------------------------

FROM DISTRIBUTIONS
 TO SHAREHOLDERS:
  Net investment income                             --     (6,784,785)            --    (13,824,667)             --        (809,484)


  Net realized short-term gain (loss)
    from investments and
    foreign currency transactions                   --    (22,394,051)            --    (11,439,972)             --              --

  Net realized long-term gain (loss)
    from investments and
    foreign currency transactions                   --    (18,035,067)            --     (5,491,362)             --              --
------------------------------------------------------------------------------------------------------------------------------------

  Total distributions
    to shareholders                                 --    (47,213,903)            --    (30,756,001)             --        (809,484)

------------------------------------------------------------------------------------------------------------------------------------

FROM FUND SHARE
  TRANSACTIONS:
  Proceeds from shares sold                276,939,864     87,663,401     20,223,171     54,172,750     154,353,454       5,904,109

  Net asset value of shares issued
    in reinvestment of dividends and
    capital gains distributions                     --     40,836,339             --     26,157,173              --         677,102
------------------------------------------------------------------------------------------------------------------------------------
                                                          128,499,740             --     80,329,923              --       6,581,211

  Cost of shares redeemed                 (111,825,104)  (110,340,201)   (64,089,604)   (70,096,336)    (20,054,115)     (6,325,480)

------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net
  assets from fund
  share transactions                       165,114,760     18,159,539    (43,866,433)    10,233,587     134,299,339         255,731
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            109,086,899    (45,597,917)   (57,275,684)   (25,381,134)    138,965,316        (784,214)

NET ASSETS:
  Beginning of period                      625,132,591    670,730,508    402,538,516    427,919,650      13,174,671      13,958,885
------------------------------------------------------------------------------------------------------------------------------------
  End of period                          $ 734,219,490  $ 625,132,591  $ 345,262,832  $ 402,538,516   $ 152,139,987   $  13,174,671
------------------------------------------------------------------------------------------------------------------------------------
Undistributed
   net investment income                 $   4,316,727  $     409,373  $   1,036,575  $     325,867   $   4,775,858   $      15,711
------------------------------------------------------------------------------------------------------------------------------------

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

                                              SMALL CAP                      INTERNATIONAL                     SOCIALLY
          SHORT-TERM FUND                    GROWTH FUND                      EQUITY FUND                  RESPONSIBLE FUND
        2000            1999             2000          1999              2000           1999              2000           1999
---------------------------------------------------------------------------------------------------------------------------------
     $     47,518   $     88,641       $   (242,158)  $   (378,113)    $    168,979   $     85,524     $    299,808   $    624,038

               25            566          3,923,859      6,491,975          404,832        162,747        2,169,781     (1,312,194)

               --             --          5,520,151      1,773,685        1,883,418      1,019,297          959,378      1,823,749

                0           (318)        (6,298,350)    15,565,211       (5,107,820)     6,619,170       (3,919,177)     2,587,979

----------------------------------------------------------------------------------------------------------------------------------
           47,543         88,889          2,903,502     23,452,758       (2,650,591)     7,886,738         (490,210)     3,723,572
----------------------------------------------------------------------------------------------------------------------------------
               --        (88,097)                --             --               --        (35,937)              --      (595,585)


               --           (566)                --     (2,351,737)              --       (198,226)              --            --


               --             --                 --     (1,751,269)              --     (1,015,137)              --      (525,965)

---------------------------------------------------------------------------------------------------------------------------------

               --        (88,663)                --     (4,103,006)              --     (1,249,300)              --    (1,121,550)

---------------------------------------------------------------------------------------------------------------------------------
        4,381,637      5,024,777         42,261,099     16,140,492       24,913,855     11,068,737      22,343,592     29,403,215


               --         70,018                 --      3,415,007               --      1,003,619              --        606,069

---------------------------------------------------------------------------------------------------------------------------------

               --      5,094,795                 --     19,555,499               --     12,072,356              --     30,009,284


       (4,430,451)    (4,683,329)       (11,106,440)    (7,062,340)      (3,531,584)    (2,617,563)     (8,449,099)    (8,642,459)

---------------------------------------------------------------------------------------------------------------------------------

          (48,814)       411,466         31,154,659     12,493,159       21,382,271      9,454,793      13,894,493     21,366,825

---------------------------------------------------------------------------------------------------------------------------------

           (1,271)       411,692         34,058,161     31,842,911       18,731,680     16,092,231      13,404,283     23,968,847


        1,742,707      1,331,015         60,497,447     28,654,536       26,403,381     10,311,150      59,532,678     35,563,831

---------------------------------------------------------------------------------------------------------------------------------

     $  1,741,436   $  1,742,707       $ 94,555,608   $ 60,497,447    $ 45,135,061    $ 26,403,381    $ 72,936,961   $ 59,532,678

---------------------------------------------------------------------------------------------------------------------------------

     $     48,685   $     1,167        $   (242,158)  $         --    $   168,979     $        --     $    335,675   $     35,867

---------------------------------------------------------------------------------------------------------------------------------

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Notes to the Financial Statements

June 30, 2000

1. BUSINESS ORGANIZATION -- The Horace Mann Mutual Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in seven separate investment portfolios: Equity Fund (formally Growth
Fund), Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. These funds collectively are referred to as the "Funds." Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

     FUND INVESTMENT OBJECTIVES:

     A. Equity Fund -- primary, long-term capital growth; secondary, conservation of principal and production of income.

     B. Balanced Fund -- realization of high long-term total rate of return consistent with prudent investment risks.

     C. Income Fund -- long-term total rate of return in excess of the U.S. bond market over a full market cycle.

     D. Short-Term Investment Fund -- primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

     E. Small Cap Growth Fund -- long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

     F. International Equity Fund -- long-term growth of capital through a diversified portfolio of marketable foreign equity securities.

     G. Socially Responsible Fund -- long-term growth of capital, current income and growth of income through investing primarily in a diversified portfolio of equity securities of United States-based companies which are determined to be socially responsible.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     A. Security valuation -- A security listed or traded on U.S. or foreign stock exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. If there are no such bid and ask quotations the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities traded over-the-counter are valued at the last current bid price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any unamortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. In the event market quotations would not be available, securities would be valued at fair value as determined in good faith by the Board of Trustees; no such securities were owned by the Funds at June 30, 2000.

     B. Security transactions and investment income -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium and discount amortization is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

     C. Federal income taxes -- It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. No provision has been made for federal income or excise taxes. Dividends and distributions payable to shareholders are recorded by the Funds on the record date. Net investment income for federal income tax purposes includes paydown gains and losses on mortgage backed securities and gains and losses realized on foreign currency transactions. These gains and losses are included as net realized gains and losses for financial reporting purposes.

        The Income Fund intends to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1999, the Income Fund had an accumulated capital loss carry forward for tax purposes of $45,805 which will expire on December 31, 2007.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2000


          Net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales.

     D. Dividends and distributions -- Dividends and distributions from net investment income and net realized gains are paid out annually and are recorded on the ex-dividend date.

          Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

          For federal income tax, $378,113 of net operating loss generated by Small Cap Growth Fund has been reclassified from accumulated net investment loss to accumulated realized gain.

          For the year ended December 31, 1999, the Equity Fund, the Balanced Fund, the Income Fund, the Small Cap Fund, the International Equity Fund and Socially Responsible fund paid long-term capital gains of $18,035,067, $5,491,362, $54, $1,751,269, $1,016,065 and $525,965,
          respectively.

     E. Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.


3.   OPERATING POLICIES:

     A. Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by State Street Bank and Trust Company and are designated as being held on each fund's behalf by its custodian under a book-entry system. Each fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be credit worthy pursuant to guidelines established by the Trustees.

     B. Asset Backed Securities -- These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

     C.   Collateralized Mortgage Obligations -- Planned Amortization Class
          (PAC), -- These securities have a pre-determined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

     D. American Depository Receipts (ADR) -- A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

     E. Commission Credits -- Sanford C. Bernstein & Co., Inc., Mellon Equity Associates, LLP and Wellington Management Company, LLP, subadvisers for the Equity and Balanced funds, seek the best price and execution on each transaction and negotiates commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the funds part of the commissions paid.

     F. Earnings Credits on Cash Balances -- During the first six months of 2000, the Funds' custody fee was reduced as a result of credits earned on overnight cash balances.

     G. Foreign Currency Transactions -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

          . market value of investment securities, other assets and other liabilities at the daily rates of exchange, and
          . purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2000

          Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

     H. Forward Currency Contracts -- The Income Fund and International Equity Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

 At June 30, 2000 the Funds have the following open forward currency contracts:

                                                    Current        Unrealized
Foreign                                              Value        Appreciation
Currency                                          U.S. Dollar    (Depreciation)
--------------------------------------------------------------------------------

INTERNATIONALnt EQUITY FUND

Long Contracts:
Euro dollar,
       501,356 expiring 7/03/00 - 07/31/00          $478,645        $  4,371


Short Contracts:
British Pound,
        3,644 expiring 07/06/00                     $  5,514        $     14

Euro Dollar,
        20,394 expiring 07/31/00                    $ 19,470        $     92
                                                                  ----------
                                                                    $  4,477
                                                                  ==========


Long Contracts:
Euro dollar,
       47,283 expiring 07/31/00                     $ 47,283        $   (118)
Hong Kong Dollar,
       1,023,380 expiring 07/03/00                  $131,278        $    (13)


Short Contracts:
British Pound,
       77,368 expiring 07/03/00 - 07/05/00          $117,065        $   (891)
Euro dollar,
       199,437 expiring 07/03/00 - 07/06/00         $190,403        $ (1,983)
                                                                  ----------
                                                                    $  3,005
                                                                  ==========

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2000

4. FUND SHARE TRANSACTIONS -- The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940. Shares are presently offered to HMLIC Separate Account and the HMLIC 401K Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plan by certain shareholders.

Transactions in capital stock for the six months ended June 30, 2000 and year ended December 31, 1999:

                                                  Shares issued
                                                 to shareholders
                                                 in reinvestment
                                                   of dividends                           Net increase
                                  Shares sold    and distributions    Shares redeemed      (decrease)
--------------------------------------------------------------------------------------------------------
Equity Fund
06/30/2000                         13,001,565               --          (5,441,410)        7,560,155
12/31/1999                          3,611,627        1,894,078          (4,540,277)          965,428

Balanced Fund
06/30/2000                          1,213,922               --          (3,859,039)       (2,645,117)
12/31/1999                          2,862,259        1,529,659          (3,717,525)          674,393

Income Fund
06/30/2000                         12,743,772               --          (1,637,627)       11,106,145
12/31/1999                            449,741           55,319            (482,758)           22,302

Short-Term Fund
06/30/2000                            437,087               --            (441,809)           (4,722)
12/31/1999                            497,191            7,087            (461,455)           42,823

Small Cap Growth Fund
06/30/2000                          1,905,068               --            (513,125)        1,391,943
12/31/1999                          1,082,285          178,329            (513,865)          746,749

International Equity Fund
06/30/2000                          1,479,127               --            (211,694)        1,267,433
12/31/1999                            789,300           59,176            (191,589)          656,887

Socially Responsible Fund
06/30/2000                          1,660,704               --            (625,572)        1,035,132
12/31/1999                          2,157,301           44,827            (630,771)        1,571,357

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2000

5.   MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     A. Horace Mann Educators Corporation (HMEC) is the parent company of Horace Mann Investors, Inc. (Investors) and Horace Mann Service Corporation (HMSC) and indirectly owns HMLIC. Collectively, these companies are referred to as Horace Mann.

          From May 1, 1997 to March 1, 1999, Investors acted as the Trust's adviser, managing its investments, and administering its business affairs pursuant to a management agreement. Also on May 1, 1997, Wellington Management Company, LLP, became the subadviser to the Equity, Balanced, Income and Short-Term funds. Effective March 10, 1997, BlackRock Financial Management, Inc. (formerly PNC Equity Advisors Company) became the subadviser to the Small Cap Growth Fund, and Scudder Kemper Investments, Inc. became the subadviser to the International Equity and Socially Responsible funds. Each subadviser was compensated by Investors (not the Trust) and bore all of its own expenses in providing subadvisory services.

          For the period January 1, 1999 to March 1, 1999 Investors received a separate management and advisory fee for the Equity, Balanced, Income and Short-Term Investment funds. For management services, the fee accrued daily and paid monthly, was calculated on a pro rata basis by applying the following annual percentage rates to the aggregate of all four funds' daily net assets for the respective month.

                Net Assets                      Rate
                On initial $100 million         .250%
                Over $100 million               .200%

          For advisory services, the fee was accrued daily and calculated by applying the following annual percentage rates to the average daily net assets of each fund for the respective month:

          Equity Fund   Balanced Fund   Income Fund   Short-Term Fund   Average Net Assets
          0.400%         0.325%          0.250%           0.125%        initial $100 million
          0.300%         0.275%          0.200%           0.100%        next $100 million
          0.250%         0.225%          0.150%           0.075%        next $300 million
          0.250%         0.200%          0.150%           0.075%        over $500 million

          As compensation for its services, the Small Cap Growth, International Equity and Socially Responsible funds each paid Investors a combined monthly management and advisory fee. The contractual fees were as follows:

          Small Cap Growth Fund            1.40% of Net Assets
          International Equity Fund        1.10% of Net Assets
          Socially Responsible Fund        0.95% of Net Assets

          For the period January 1, 1999 to March 1, 1999, Investors voluntarily reduced these management fees by 0.40%.

On March 1, 1999, Wilshire Associates, Inc. became the investment adviser for the Horace Mann Mutual Funds. The Equity Fund employs a multi-manager strategy using three subadvisers -- Sanford C. Bernstein & Co., Inc., Melton Equity Associates, and Wellington Management Co., LLP. Effective March 15, 2000, Sanford C. bernstein & Co. replaced Brinson Partners as one of the subadvisers for the Equity Fund. On January 19, 2000, Balanced Fund began operating under a "fund of funds" structure, investing in the Equity Fund and Income Fund. Effective January 26, 2000, Income Fund employs a multi-manager strategy using two subadvisers -- Wellington Management Co., LLP and Western Asset Management Company.

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2000

     Each subadviser's fees are paid by the adviser out of the advisory fees that it receives from each of the funds. Fees paid to a subadviser of a fund with multiple subadvisers depends upon the fee rate negotiated with the adviser and upon the percentage of the fund's assets allocated to that subadviser by the adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser is not constant, and the relative amounts of fees paid to the various subadvisers of a fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a fund, which will remain fixed on the terms described below. The adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to the adviser. Because the adviser will pay each subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

     For the period January 1, 2000 to June 30, 2000, services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Adviser received a fee based on each fund's average daily net assets, computed daily and payable monthly, at the following annual rates. For the same period, the adviser waived fees in the amounts listed below.

     Effective January 19, 2000, the Balanced Fund began operating under a "fund of funds" structure. The Balanced Fund invests substantially all of its assets in shares of the Equity Fund and Income Fund. On this date the Investment advisory fees for the Balanced were reduced from 0.400% to 0.000%.

     Fund                                 Rate           Fees waived
     Equity Fund                          0.400%           $164,100
     Balanced Fund                        0.000%             32,531
     Income Fund                          0.400%             19,589
     Short-Term Investment Fund           0.125%                 --
     Small Cap Growth Fund                1.150%             63,579
     International Equity Fund            0.850%              1,269
     Socially Responsible Fund            0.700%             39,359

B. Pursuant to an Administration Agreement with the Funds, Investors provides for the management of the business affairs of each fund, including, but not limited to, office space, clerical services, bookkeeping and other similar services. For the period January 1, 2000 to June 30, 2000, Investors received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

           Net Assets           Rate
     On initial $1 billion      0.250%
     Over $1 billion            0.200%

C. Pursuant to a Support Services Agreement, HMLIC provides certain services to the Funds necessary to coordinate the Funds' activities with those of the Separate Account of HMLIC other than the administrative agreement. For the period January 1, 2000 to June 30, 2000, HMLIC received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

           Net Assets           Rate
     On initial $1 billion      0.150%
     Over $1 billion            0.100%

D. Transfer and dividend disbursing agent services are provided by HMSC on a per account basis. The transfer agent fees for the six months ended June 30, 2000 were $23,834 for the Equity Fund, $24 each for the Balanced, Income, Short-Term, Small Cap Growth, International Equity and Socially Responsible funds.

E. The Trust pays each independent trustee a $1,000 annual retainer, $1,000 per board meeting attended, $200 for each committee meeting and $500 for each telephonic meeting. For the six months ended June 30, 2000, the fees, excluding travel expenses, for independent trustees totaled $17,600. There were 3 meetings held during this period. The Trust does not compensate interested officers and trustees (those who are also officers and/or directors of Horace Mann).

HORACE MANN MUTUAL FUNDS                           2000 FUNDS SEMI-ANNUAL REPORT
                                                                     (UNAUDITED)

Notes to the Financial Statements (concluded)

June 30, 2000

6. SECURITY TRANSACTIONS -- Security transactions, excluding short-term investments, for the six months ended June 30, 2000 were:

                                           Purchases        Proceeds from sales
                                           ---------        -------------------

Equity Fund                              $802,322,812          $635,444,786

Balanced Fund                             406,442,252           439,978,194

Income Fund                               425,652,674           284,547,410

Short-Term Fund                                    --                    --

Small Cap Growth Fund                     105,821,034            78,820,008

International Equity Fund                  34,692,128            13,824,278

Socially Responsible Fund                  45,393,200            30,008,529

The following table shows investments, excluding foreign currency, at cost and unrealized appreciation (depreciation) for federal income tax purposes by fund at June 30, 2000.

                             Aggregate gross  Aggregate gross    Net unrealized
                               unrealized       unrealized        appreciation
                              appreciation    (depreciation)     (depreciation)
                              ------------    --------------     --------------

Equity Fund                   $ 63,439,192     $(56,800,104)     $  6,639,088

Balanced Fund                    4,274,030      (10,757,385)       (6,483,355)

Income Fund                      1,737,717       (1,894,010)         (156,293)

Short-Term Fund                         --               --                --

Small Cap Growth Fund           18,084,500       (2,526,191)       15,558,309

International Equity Fund        4,675,692       (2,067,609)        2,608,083

Socially Responsible Fund        5,442,905       (5,360,959)           81,946

                                                         --------------------
Horace Mann Mutual Funds                                       PRSRT STD
P.O. Box 4657                                              U.S. POSTAGE PAID
Springfield, IL 62708-4657                                   LANCASTER, PA
800-999-1030 (Toll free)                                     PERMIT NO. 1910
                                                              ZIP CODE 17601
                                                         --------------------


Horace Mann(R)
----------------------------
Insuring America's Educational Community

www.horacemann.com
www.reacheverychild.com